UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a).

Institutional Class (ADLVX)

SEMI-ANNUAL REPORT
November 30, 2023
(Unaudited)

Managed by

Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

ADLER VALUE FUND
LETTER TO SHAREHOLDERS (Unaudited)	December 11, 2023

Dear Shareholder,

During the six-month period ended November 30, 2023, the U.S. equity market continued to react to expectations around: (i) the likelihood, possible timing and potential severity of a U.S. recession versus the prospects of a soft landing for the U.S. economy; (ii) the probability the Federal Reserve is done raising interest rates; and (iii) how long the Federal Reserve maintains the Fed Funds terminal rate.

During the six-month period, the Adler Value Fund (the “Fund”) underperformed its benchmark, the S&P 500 Value Index (the “Index”). The Fund’s total return for the six-month period ended November 30, 2023, was 4.70%, while the Index’s total return during this period was 10.38%.

The Adviser believes that during the six-month period the U.S. equity market viewed the Fund’s catalyst-driven value stocks as deeper value where company-specific catalysts became less important to the market and the impact of a potential recession became more important. In addition, the Fund has not historically owned technology stocks which had not detracted from the Fund’s relative performance until 2023.

The Adviser believes the intersection of these two developments: (i) the market’s assessment of catalyst-drive value stocks as deeper value, cyclical stocks susceptible to a recession; and (ii)  the Fund’s lack of ownership of technology stocks that together contributed to the Fund’s underperformance during the six-month period ended November 30, 2023 relative to the Index.

The Adviser believes a soft landing (either no recession or a short and shallow recession) for the U.S. economy is more likely than not. In addition, the Adviser believes that the U.S. Federal Reserve will begin reducing the federal funds rate in 2024 with the U.S. Treasury yield curve, having moved from inverted to “flattish,” likely to further normalize in 2024 with a traditional term premium for long-term interest rates.

The Adviser’s current expectation is that the equities of out-of-favor industry sectors and out-of-favor companies with reasonable prospects will perform better in 2024. As a result, the Adviser views 2024 as a year of rotation in the U.S. stock market. At this writing, the Adviser believes that this rotation has already begun. The Adviser considers the Fund’s current portfolio positioned to take advantage of these trends and intends to deploy cash consistent with these trends.

During the six-month period, the Fund exited its stock positions in Diageo, Spectrum Brands and Valvoline. Each of these companies achieved its catalysts and therefore were sold. The Fund also exited its stock position in Bristol-Myers Squibb as the company faced challenges in managing a significant loss of exclusivity while growing its newer drugs. The Fund established new positions in Coupang, Hertz, Medtronic, Nuvei and Sysco.

David Adler

Adler Asset Management, LLC

1

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-800-408-4682.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.adlervaluefund.com or call 1-800-408-4682 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2023, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

ADLER VALUE FUND
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Sector Diversification
(% of Net Assets)

Top 10 Equity Holdings

% of Net
Security Description	Assets
Jackson Financial, Inc. - Class A	6.6%
Aflac, Inc.	5.8%
PG&E Corporation	4.7%
Charles Schwab Corporation (The)	4.3%
XP, Inc. - Class A	4.3%
Equitable Holdings, Inc.	4.2%
Cigna Group (The)	4.1%
Berry Global Group, Inc.	4.0%
O-I Glass, Inc.	3.5%
Nuvei Corporation	3.1%

3

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)
COMMON STOCKS — 69.6%	Shares	Value
Communications — 1.0%
Cable & Satellite — 1.0%
Altice USA, Inc. - Class A (a)	5,000	$11,500
Comcast Corporation - Class A	600	25,134
		36,634
Consumer Discretionary — 5.6%
E-Commerce Discretionary — 2.1%
Coupang, Inc. (a)	5,200	79,456

Leisure Facilities & Services — 2.0%
Domino’s Pizza, Inc.	200	78,578

Retail - Discretionary — 1.5%
Hertz Global Holdings, Inc. (a)	6,800	56,712

Consumer Staples — 2.4%
Wholesale - Consumer Staples — 2.4%
Sysco Corporation	1,300	93,821

Financials — 29.7%
Banking — 4.6%
Citigroup, Inc.	2,200	101,420
Citizens Financial Group, Inc.	2,700	73,629
		175,049
Broker-Dealers — 8.6%
Charles Schwab Corporation (The)	2,700	165,564
XP, Inc. - Class A	7,015	163,380
		328,944
Insurance — 16.5%
Aflac, Inc.	2,700	223,317
Equitable Holdings, Inc.	5,200	159,588
Jackson Financial, Inc. - Class A	5,300	252,969
		635,874
Health Care — 12.2%
Biotech & Pharma — 5.6%
Bayer AG - ADR	5,250	44,730
Pfizer, Inc.	2,200	67,034
Viatris, Inc.	11,435	104,973
		216,737
Health Care Facilities & Services — 4.1%
Cigna Group (The)	600	157,728

4

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 69.6% (Continued)	Shares	Value
Health Care — 12.2% (Continued)
Medical Equipment & Devices — 2.5%
Medtronic plc	1,200	$95,124

Industrials — 2.1%
Industrial Support Services — 2.1%
Grainger (W.W.), Inc.	100	78,619

Materials — 7.5%
Containers & Packaging — 7.5%
Berry Global Group, Inc.	2,300	152,076
O-I Glass, Inc. (a)	9,200	135,792
		287,868
Technology — 4.4%
Technology & Electronics — 1.3%
Corning, Inc.	1,800	51,282

Technology Services — 3.1%
Nuvei Corporation	5,800	119,074

Utilities — 4.7%
Electric Utilities — 4.7%
PG&E Corporation (a)	10,600	182,002

Total Common Stocks (Cost $2,366,340)		$2,673,502

5

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
PREFERRED STOCKS — 3.0%	Shares	Value
Financials — 3.0%
Banking — 3.0%
Itau Unibanco Holding S.A. - ADR (Cost $87,847)	18,300	$117,120

PURCHASED OPTION			Notional
CONTRACTS — 2.1%	Strike Price	Contracts*	Value	Value
Call Option Contracts — 2.1%
O-I Glass, Inc., 05/17/24	$14.00	20	$29,520	$4,200
O-I Glass, Inc., 05/17/24	16.00	20	29,520	2,250
Altice USA, Inc. - Class A, 01/19/24	5.00	10	2,300	25
Altice USA, Inc. - Class A, 01/17/25	2.00	10	2,300	900
Charles Schwab Corporation (The), 01/19/24	60.00	5	30,660	1,960
Citizens Financial Group, Inc., 01/19/24	25.00	5	13,635	1,535
Citizens Financial Group, Inc., 01/19/24	27.50	10	27,270	1,450
Citizens Financial Group, Inc., 01/19/24	32.50	10	27,270	180
Citizens Financial Group, Inc., 01/19/24	35.00	10	27,270	150
Coupang, Inc., 06/21/24	17.50	20	30,560	2,140
Coupang, Inc., 01/17/25	15.00	15	22,920	4,725
Hertz Global Holdings, Inc., 06/21/24	12.50	10	8,340	390
Hertz Global Holdings, Inc., 06/21/24	15.00	5	4,170	90
Hertz Global Holdings, Inc., 06/21/24	17.50	20	16,680	180
Jackson Financial, Inc. - Class A, 01/19/24	30.00	15	71,595	26,790
Nuvei Corporation, 03/15/24	17.50	10	20,530	4,300
Nuvei Corporation, 06/21/24	15.00	25	51,325	18,250
PG&E Corporation, 01/19/24	17.00	40	68,680	2,760
Viatris, Inc., 01/19/24	10.00	10	9,180	100
Viatris, Inc., 01/19/24	12.00	30	27,540	30
XP, Inc. - Class A, 02/16/24	22.00	15	34,935	3,750
XP, Inc. - Class A, 05/17/24	20.00	10	23,290	4,400
Total Purchased Option Contracts (Cost $76,531)			$579,490	$80,555

6

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 24.8%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 5.02% (b) (Cost $951,975)	951,975	$951,975

Investments at Value — 99.5% (Cost $3,482,693)		$3,823,152

Other Assets in Excess of Liabilities — 0.5%		18,479

Net Assets — 100.0%		$3,841,631

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2023.

*	Each option contract has a multiplier of 100 shares.

ADR - American Depository Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Société anonyme

See accompanying notes to financial statements.

7

ADLER VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$3,482,693
At value (Note 2)	$3,823,152
Receivable for capital shares sold	10,886
Receivable from Adviser (Note 4)	13,802
Dividends receivable	13,951
Other assets	11,977
Total assets	3,873,768

LIABILITIES
Payable for investment securities purchased	4,728
Payable to administrator (Note 4)	15,520
Other accrued expenses	11,889
Total liabilities	32,137

CONTINGENCIES AND COMMITMENTS (Note 7)	—
NET ASSETS	$3,841,631

NET ASSETS CONSIST OF:
Paid-in capital	$3,753,812
Accumulated earnings	87,819
NET ASSETS	$3,841,631

PRICING OF INSTITUTIONAL SHARES (Note 2)
Net assets applicable to Institutional Shares	$3,841,631
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	164,363
Net asset value, offering and redemption price per share (Note 2)	$23.37

See accompanying notes to financial statements.

8

ADLER VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2023 (Unaudited)
INVESTMENT INCOME
Dividends	$60,080
Foreign withholding tax on dividends	(546)
Total investment income	59,534

EXPENSES
Management fees (Note 4)	19,253
Administration fees (Note 4)	16,350
Fund accounting fees (Note 4)	15,792
Legal fees	13,400
Trustees’ fees and expenses (Note 4)	9,873
Audit and tax services fees	8,465
Transfer agent fees (Note 4)	6,240
Compliance fees (Note 4)	6,000
Registration and filing fees	5,610
Shareholder reporting expenses	4,820
Custodian and bank service fees	4,773
Insurance expense	1,409
Postage and supplies	1,206
Other expenses	3,826
Total expenses	117,017
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(92,951)
Net expenses	24,066

NET INVESTMENT INCOME	35,468

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments transactions	54,911
Net change in unrealized appreciation (depreciation) on investments	81,969
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	136,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,348

See accompanying notes to financial statements.

9

ADLER VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended
	November 30,	Year Ended
	2023	May 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$35,468	$48,746
Net realized gains (losses) from investment transactions	54,911	(372,214)
Net change in unrealized appreciation (depreciation) on investments	81,969	(250,698)
Net increase (decrease) in net assets resulting from operations	172,348	(574,166)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)
Institutional Shares	—	(257,382)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	24,800	216,250
Net asset value of shares issued in reinvestment of distributions to shareholders	—	234,404
Payments for shares redeemed	(6,500)	(170,487)
Net increase in Institutional Shares net assets from capital share transactions	18,300	280,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	190,648	(551,381)

NET ASSETS
Beginning of period	3,650,983	4,202,364
End of period	$3,841,631	$3,650,983

CAPITAL SHARES ACTIVITY
Institutional Shares
Shares sold	1,043	8,738
Shares reinvested	—	9,775
Shares redeemed	(279)	(6,643)
Net increase in shares outstanding	764	11,870
Shares outstanding, beginning of period	163,599	151,729
Shares outstanding, end of period	164,363	163,599

See accompanying notes to financial statements.

10

ADLER VALUE FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended							Period		Period
	November 30,		Year Ended	Year Ended		Year Ended		Ended		Ended
	2023		May 31,	May 31,		May 31,		May 31,		July 31,
	(Unaudited)		2023	2022		2021		2020(a)		2019(b)
Net asset value at beginning of period	$22.32		$27.70	$30.50		$19.82		$20.41		$20.00
Income (loss) from investment operations:
Net investment income	0.22	(c)	0.31 (c)	0.95	(c)(d)	0.07	(c)	0.49	(e)	0.15
Net realized and unrealized gains (losses) on investments	0.83		(4.03)	(1.35)		10.92		(0.88)		0.26
Total from investment operations	1.05		(3.72)	(0.40)		10.99		(0.39)		0.41
Less distributions from:
Net investment income	—		—	(2.30)		(0.31)		(0.20)		—
Net realized gains	—		(1.66)	(0.10)		—		—		—
Total distributions	—		(1.66)	(2.40)		(0.31)		(0.20)		—
Net asset value at end of period	$23.37		$22.32	$27.70		$30.50		$19.82		$20.41
Total return (f)	4.70	% (g)	(13.84%)	(1.64%)		55.78%		(2.01	%) (g)	2.05	% (g)
Net assets at end of period (000’s)	$3,842		$3,651	$4,202		$3,795		$1,458		$1,447
Ratios/supplementary data:
Ratio of total expenses to average net assets	6.08	% (h)	5.88%	5.65%		8.42%		13.01	% (h)	11.82	% (h)
Ratio of net expenses to average net assets (i)	1.25	% (h)	1.25%	1.25%		1.25%		1.25	% (h)	1.26	% (h)(j)
Ratio of net investment income to average net assets (i)	1.84	% (h)	1.25%	3.23	% (d)	0.27%		2.93	% (e)(h)	0.81	% (h)
Portfolio turnover rate	18	% (g)	23%	45%		0	% (k)	4	% (g)	0%

(a)	Fund changed fiscal year to May 31.

(b)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.

(c)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(d)	During the year ended May 31, 2022, the Fund received a large special dividend distribution from Meredith Corporation. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.82 and 2.79% lower, respectively.

(e)	During the period ended May 31, 2020, the Fund received a large special dividend distribution from NortonLifeLock, Inc. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.33 and 1.97%(h) lower, respectively.

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(g)	Not annualized.

(h)	Annualized.

(i)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

(j)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ended July 31, 2019.

(k)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

11

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited)

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $2,500 initial investment for all accounts, except for an IRA for which the minimum initial investment is $1,000).

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Investments representing shares of money market funds and other open-end investment companies not traded on an exchange are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with

12

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,673,502	$—	$—	$2,673,502
Preferred Stocks	117,120	—	—	117,120
Purchased Option Contracts	40,620	39,935	—	80,555
Money Market Funds	951,975	—	—	951,975
Total	$3,783,217	$39,935	$—	$3,823,152

Refer to the Fund’s Schedule of Investments for a listing of the common and preferred stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2023.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

13

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the periods ended November 30, 2023 and May 31, 2023, the tax character of distributions paid to shareholders was as follows:

Periods	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
11/30/2023	$—	$—	$—
5/31/2023	$—	$257,382	$257,382

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

14

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2023:

Tax cost of investments	$3,376,652
Gross unrealized appreciation	$556,856
Gross unrealized depreciation	(298,369)
Net unrealized appreciation	258,487
Undistributed ordinary income	29,198
Accumulated capital and other losses	(372,214)
Accumulated deficit	$(84,529)

As of May 31, 2023, the Fund had short-term capital loss carryforwards and long-term capital loss carryforwards (“CLCF”) of $125,193 and $247,021, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The federal tax cost, unrealized appreciation (depreciation) as of November 30, 2023 is as follows:

Tax cost of investments	$3,482,696
Gross unrealized appreciation	666,555
Gross unrealized depreciation	(326,099)
Net unrealized appreciation	340,456

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods

15

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended November 30, 2023, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $541,433 and $766,544, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Adler Asset Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2024, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the six months ended November 30, 2023, the Adviser did not collect any of its management fees in the amount of $19,253 and reimbursed other operating expenses totaling $73,698.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and

16

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30 2023, the Adviser may seek recoupment of management fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2024	$89,960
May 31, 2025	180,253
May 31, 2026	180,714
November 30, 2026	92,951
Total	$543,878

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund and the Audit Committee Chairperson who receives a $1,500 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2023, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	61%

17

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivative Transactions

The location on the Statement of Assets and Liabilities of the derivative positions of the Fund are as follows:

Average
			Fair Value		Monthly
Notional Value
During the Six
Months Ended
Type of			Asset	Liability	November 30,
Derivative	Risk	Location	Derivatives	Derivatives	2023*
Equity call options purchased	Equity	Investments in securities at value	$80,555	$—	$590,470

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the six months.

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the six months ended November 30, 2023 are recorded in the following locations on the Statement of Operations:

Change in
Unrealized
Type of			Realized		Appreciation
Derivative	Risk	Location	Losses	Location	(Depreciation)
Equity call options purchased	Equity	Net realized gains on investment transactions
			$(37,759)	Net change in unrealized appreciation (depreciation) on investments	$40,742

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may

18

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2023, the Fund had 32.7% of the value of its net assets invested in stocks within the Financials sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 26, 2023, the Fund paid a income distribution of $0.2971 per share to Shareholders of record as of December 22, 2023.

19

ADLER VALUE FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

20

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

21

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	June 1,	November 30,	Net Expense	Paid During
Institutional Class	2023	2023	Ratio(a)	Period(b)
Based on Actual Fund Return	$1,000.00	$1,047.00	1.25%	$6.41
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

22

ADLER VALUE FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 is also available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-408-4682. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.adlervaluefund.com.

23

ADLER VALUE FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund’s Investment Advisory Agreement with Adler Asset Management, LLC (the “Adviser” or “Adler”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on January 17-18, 2023, at which all of the Trustees were present.

Prior to the Board meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (i) the nature, extent and quality of the services provided by the Adviser, (ii) the investment performance of the Fund, (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the Adviser’s relationship with the Fund, (iv) the other “fall-out” benefits derived by Adviser and its affiliates from the Adviser’s relationship with the Fund and (v) the extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

The nature, extent, and quality of the services provided by Adler. In this regard, the Board reviewed the services being provided by Adler to the Fund including, without limitation, its providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures and voting proxies on behalf of the Fund. The Board considered the qualifications and experience of Adler’s portfolio manager who is responsible for the day-to day management of the Fund’s portfolio. The Board concluded that the quality, extent, and nature of the services provided by Adler to the Fund were satisfactory.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, the custom peer groups and Morningstar category. The Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by Adler and its affiliates from its relationship with the Fund. In this regard, the Board considered the Fund’s management fee charged to the Fund and the Fund’s expense ratio, each as compared to the Fund’s peer groups and Morningstar category. The Board considered the revenue earned from the Fund and the current and anticipated profitability of the Fund to Adler, if any. The Board also considered Adler’s past fee reductions and expense reimbursements for the Fund and the indirect benefits

24

ADLER VALUE FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

that Adler received from its management of the Fund. The Board concluded that the advisory fee to be paid to Adler by the Fund is reasonable in light of the nature and quality of services provided by Adler.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with Adler involve both the management fee and an expense limitation agreement (the “ELA”). The Board determined that while the advisory fee rate remained the same as asset levels increased, the shareholders of the Fund have experienced benefits from the ELA and will continue to experience benefits from the ELA. The Board concluded that the management fee was reasonable in light of the information that was provided to the Trustees by Adler with respect to economies of scale.

After further discussion of the factors noted above and in reliance on the information provided by Adler and Trust Management, and taking into account the totality of all the factors discussed and information presented at the meeting and previous meetings, the Board indicated its agreement to approve the continuance of the Advisory Agreement and to approve the continuance of the ELA. It was noted that in the Trustees’ deliberations regarding the approval of renewal the Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above. After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

25

ADLER VALUE FUND
CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE ADLER VALUE FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

	Does the	Can you limit
Reasons we can share your personal information	Fund share?	this sharing?
For our everyday business purposes –
Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes –
to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes –
information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes –
information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-408-4682

26

ADLER VALUE FUND
CUSTOMER PRIVACY NOTICE (Continued)

Who we are
Who is providing this notice?	Adler Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Adler Asset Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
■ The Fund does not jointly market.

27

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ADLER-SAR-23

EVOLUTIONARY TREE INNOVATORS FUND

I Class Shares (INVNX)

A Class Shares (INVTX)

Semi-Annual Report

November 30, 2023

(Unaudited)

EVOLUTIONARY TREE INNOVATORS FUND
LETTER TO SHAREHOLDERS (Unaudited)	December 7, 2023

Dear Fellow Shareholders,

The first half of the fiscal year has delivered a continuation of the positive rebound in performance, which we believe reflects the strength of the fundamentals of the businesses owned in the Fund. The underlying fundamentals for companies owned by the Fund are healthy, with above-average top-line growth and expanding profit margins, in aggregate, along with attractive valuations, in our opinion. We continue to believe there is a strong foundation for a rebound in quality innovative growth stocks over time.

The Fund Experienced Improved Results as Macro Headwinds Eased and Investors Re-embrace Growth

While day-to-day volatility continues in the markets, the Fund experienced strong absolute returns in the first half of fiscal 2024 (June through November) with the I Class of the Fund increasing 9.44% relative to the S&P 500 Index return of 10.17%.

The shift by investors back to growth and tech stocks this year is a big reason for the Fund’s positive absolute performance. There also continues to be a gradual improvement in bringing inflation down. As a result, we continue to believe the Fed is towards the end of its hiking cycle, which would be a positive dynamic for equity markets and growth stocks, in particular.

Continued Healthy Pivot to “Efficient Growth” Seen Across the Fund

We believe an important shift is happening across the growth stock and technology sector landscape, one that is causing investors to re-evaluate and re-embrace the stocks of highly innovative companies more broadly. The shift? Quality innovative businesses are now pivoting from a “growth-at-all-costs” approach toward one that emphasizes “efficient growth,” an approach that balances strong top-line growth with a focus on expanding margins and driving profitable growth. We think this pivot is an important and healthy dynamic, and one that is also contributing to improved results for the growth and innovation style.

During the most recent earnings season, the businesses owned in the Fund continued to demonstrate above-average growth in revenues—growing the top-line by 24% year over year, on a weighted-average basis. While the strong top-line growth is reassuring of underlying demand for the innovative products and services for companies held in the Fund, we believe improvement in margins is even more important. In aggregate, on a weighted-average basis, the Fund’s holdings delivered nearly 5 percentage points of operating or EBITDA margin expansion year over year, driving healthy operating income growth.

Platform Leaders Benefiting from Consolidation, Driven by User Preference for Broad Platforms

We are seeing more and more “platform companies” being developed in more industries, most notably in technology. Companies that have built leading platforms, defined as companies with technology-based offerings that can be extended into adjacent areas and new applications with growing ecosystems, are thriving in an economy that is so focused on cost efficiencies. This is driven by users increasingly consolidating their spend on fewer platform offerings that are unified across multiple applications and moving away from point solutions, which can be costly to manage. This is a positive dynamic for the Fund, since it retains ownership in a number of these platform-type businesses.

While most investors are familiar with the megacap tech platforms, there are a growing number of companies “below the surface” that offer similar platform capabilities. Platform technologies can sustain growth as platforms launch multiple applications (“apps”) over time. This contrasts with single point-solution competitors that remain focused on just one application. We believe platforms are positioned to take share from point solutions for several reasons: 1) They help reduce cost and complexity for customers, 2) They can simplify vendor relationships and contract management, and 3) There are fewer integrations that customers need to manage and maintain between tools. The bottom-line: Because platforms offer much greater utility and efficiency for users, the long-term outcome is that users tend to gravitate to the platforms, replacing the point solutions over time.

Positive Updates on Progress with Artificial Intelligence Across Multiple Holdings in the Fund

While many technology companies have been discussing artificial intelligence (AI) and generative AI over the past year, recently we have seen much greater transparency into the AI “roadmaps” of many of the Fund’s holdings. We believe this provided evidence that progress is being made and that there is potential for AI to begin to contribute to growth over time. We are starting to see the contours of how companies will “monetize” AI features. We believe there are three primary ways that leading companies will see benefit from AI development over time: 1) market share gains, 2) mix shift to higher-priced tiers (pricing power), and 3) new AI products that can be sold separately.

Strong Foundation: Combination of Continued Innovation, Efficient Growth, and Platform Leadership

While investors continue to focus on short-term macro issues around inflation and “Fed speak,” we are staying focused on the long-term opportunities ahead for the high-quality innovative businesses owned in the Fund. These leading innovators continue to build new products and services such as new AI features or breakthrough treatments for serious diseases. These innovations, in turn, are driving sustainable top-line growth, despite a very slow global economy. Furthermore, with a focus on efficient growth, these leading innovators, in aggregate, are also driving improving profitability, leading to well above-average operating profit growth. Coupled with valuations at attractive levels, we continue to believe there is a strong foundation for adding value over time.

With the global economy continuing to face various headwinds, we continue to feel strongly that innovation may be a primary way companies will be able to sustain growth and provide returns over the coming years. The Fund, in our opinion, owns a number of leading innovators, many of which represent competitively-advantaged platform-type companies that are well positioned to sustain growth in various economic environments.

Thank you for your continued interest in, and support of, the Evolutionary Tree Innovators Fund.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-833-517-1010.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at mutualfund.evolutionarytree.com or call 1-833-517-1010 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2023, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

EVOLUTIONARY TREE INNOVATORS FUND
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings
% of
Security Description	Net Assets
Amazon.com, Inc.	9.7%
Microsoft Corporation	9.5%
ServiceNow, Inc.	7.7%
HubSpot, Inc.	6.8%
Visa, Inc. - Class A	4.7%
Axon Enterprise, Inc.	4.7%
Uber Technologies, Inc.	4.6%
MercadoLibre, Inc.	3.9%
Alphabet, Inc. - Class A	3.7%
Workday, Inc. - Class A	3.6%

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)
COMMON STOCKS — 97.5%	Shares	Value
Communications — 5.8%
Digital Media — 5.8%
Alphabet, Inc. - Class A (a)	7,230	$958,192
Trade Desk, Inc. (The) - Class A (a)	7,543	531,480
		1,489,672
Consumer Discretionary — 23.4%
Consumer Leisure — 4.7%
Airbnb, Inc. - Class A (a)	5,535	699,292
DraftKings, Inc. - Class A (a)	13,000	497,120
		1,196,412
E-Commerce — 17.1%
Amazon.com, Inc. (a)	17,090	2,496,678
MercadoLibre, Inc. (a)	610	988,481
Sea Ltd. - ADR (a)	7,898	286,065
Shopify, Inc. - Class A (a)	8,340	607,319
		4,378,543
Home Improvement Retail — 1.6%
Floor & Decor Holdings, Inc. - Class A (a)	4,620	423,700

Financials — 5.8%
Financial Services — 5.8%
Tradeweb Markets, Inc. - Class A	2,639	255,719
Visa, Inc. - Class A	4,743	1,217,433
		1,473,152
Health Care — 13.3%
Biotechnology — 4.6%
argenx SE - ADR (a)	981	442,048
Arrowhead Pharmaceuticals, Inc. (a)	14,366	304,559
Sarepta Therapeutics, Inc. (a)	5,234	425,420
		1,172,027
Medical Technology — 6.8%
Abbott Laboratories	4,834	504,138
Inspire Medical Systems, Inc. (a)	4,831	701,993
PROCEPT BioRobotics Corporation (a)	14,376	532,918
		1,739,049

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value
Health Care — 13.3% (Continued)
Pharmaceuticals — 1.9%
Ascendis Pharma A/S - ADR (a)	4,978	$499,940

Industrials — 9.3%
Defense IT & Services — 4.7%
Axon Enterprise, Inc. (a)	5,260	1,209,116

Mobility & Delivery Services — 4.6%
Uber Technologies, Inc. (a)	20,843	1,175,129

Technology — 39.9%
Application Software — 19.5%
HubSpot, Inc. (a)	3,556	1,756,415
Monday.com Ltd. (a)	1,825	328,208
ServiceNow, Inc. (a)	2,897	1,986,589
Workday, Inc. - Class A (a)	3,455	935,337
		5,006,549
Data & Analytics — 4.3%
MongoDB, Inc. (a)	1,256	522,169
Snowflake, Inc. - Class A (a)	3,136	588,565
		1,110,734
Financial Services Technology — 1.9%
nCino, Inc. (a)	17,387	480,403

Infrastructure Software — 9.5%
Microsoft Corporation	6,450	2,443,970

IT Security — 3.0%
Palo Alto Networks, Inc. (a)	2,571	758,676

Networking Equipment — 1.7%
Arista Networks, Inc. (a)	1,972	433,268

Total Common Stocks (Cost $20,000,433)		$24,990,340

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (b) (Cost $589,721)	589,721	$589,721

Investments at Value — 99.8% (Cost $20,590,154)		$25,580,061

Other Assets in Excess of Liabilities — 0.2%		62,258

Net Assets — 100.0%		$25,642,319

A/S - Aktieselskab

ADR - American Depositary Receipt

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$20,590,154
At value (Note 2)	$25,580,061
Receivable for capital shares sold	49,675
Receivable from Adviser (Note 4)	424
Dividends receivable	10,769
Other assets	29,227
Total assets	25,670,156

LIABILITIES
Payable for capital shares redeemed	9,397
Payable to administrator (Note 4)	9,910
Accrued distribution fees (Note 4)	652
Other accrued expenses	7,878
Total liabilities	27,837
CONTINGENCIES AND COMMITMENTS (NOTE 6)	—
NET ASSETS	$25,642,319

NET ASSETS CONSIST OF:
Paid-in capital	$35,966,341
Accumulated deficit	(10,324,022)
NET ASSETS	$25,642,319

NET ASSET VALUE PER SHARE:
I CLASS SHARES
Net assets applicable to I Class Shares	$22,290,289
I Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,373,797
Net asset value, offering price and redemption price per share (Note 2)	$16.23

A CLASS SHARES
Net assets applicable to A Class Shares	$3,352,030
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	207,542
Net asset value and redemption price per share (Note 2)	$16.15
Maximum sales charge	5.75%
Maximum offering price per share (Note 2)	$17.14

See accompanying notes to financial statements.

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2023 (Unaudited)
INVESTMENT INCOME
Dividends	$31,886
Foreign withholding tax on dividends	(124)
Total investment income	31,762

EXPENSES
Management fees (Note 4)	94,581
Registration and filing fees	8,335
Registration fees - I Class Shares	7,316
Registration fees - A Class Shares	7,808
Fund accounting fees (Note 4)	20,623
Administration fees (Note 4)	16,950
Transfer agent fees - I Class Shares (Note 4)	8,640
Transfer agent fees - A Class Shares (Note 4)	6,480
Legal fees	13,807
Trustees’ fees and expenses (Note 4)	9,873
Audit and tax services fees	8,465
Compliance fees (Note 4)	6,000
Shareholder reporting expenses	5,133
Distribution fees - A Class Shares (Note 4)	4,064
Postage and supplies	3,775
Custodian and bank service fees	3,705
Networking fees	3,020
Insurance expense	1,688
Other expenses	6,457
Total expenses	236,720
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(117,977)
Net expenses	118,743

NET INVESTMENT LOSS	(86,981)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	116,714
Net change in unrealized appreciation (depreciation) on investments	2,125,421
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,242,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,155,154

See accompanying notes to financial statements.

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	November 30,	Year Ended
	2023	May 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment loss	$(86,981)	$(132,015)
Net realized gains (losses) from investment transactions	116,714	(2,952,081)
Net change in unrealized appreciation (depreciation) on investments	2,125,421	5,374,772
Net increase in net assets resulting from operations	2,155,154	2,290,676

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
I Class Shares	—	—

CAPITAL SHARE TRANSACTIONS
I Class Shares
Proceeds from shares sold	1,839,344	16,088,964
Payments for shares redeemed	(1,101,995)	(9,805,321)
Net increase in I Class Shares net assets from capital share transactions	737,349	6,283,643

A Class Shares
Proceeds from shares sold	1,482,702	2,798,500
Payments for shares redeemed	(1,423,432)	(155,231)
Net increase in A Class Shares net assets from capital share transactions	59,270	2,643,269

TOTAL INCREASE IN NET ASSETS	2,951,773	11,217,588

NET ASSETS
Beginning of period	22,690,546	11,472,958
End of period	$25,642,319	$22,690,546

See accompanying notes to financial statements.

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended
	November 30,	Year Ended
	2023	May 31,
	(Unaudited)	2023
CAPITAL SHARES ACTIVITY
I Class Shares
Shares sold	117,959	1,201,050
Shares redeemed	(72,904)	(733,752)
Net increase in shares outstanding	45,055	467,298
Shares outstanding, beginning of period	1,328,742	861,444
Shares outstanding, end of period	1,373,797	1,328,742

A Class Shares
Shares sold	97,561	213,071
Shares redeemed	(91,545)	(11,600)
Net increase in shares outstanding	6,016	201,471
Shares outstanding, beginning of period	201,526	55
Shares outstanding, end of period	207,542	201,526

See accompanying notes to financial statements.

EVOLUTIONARY TREE INNOVATORS FUND
I CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,		Year Ended	Year Ended		Period Ended
	2023		May 31,	May 31,		May 31,
	(Unaudited)		2023	2022		2021 (a)
Net asset value at beginning of period	$14.83		$13.32	$25.46		$20.00
Income (loss) from investment operations:
Net investment loss (b)	(0.05)		(0.09)	(0.24)		(0.18)
Net realized and unrealized gains (losses) on investments	1.45		1.60	(11.18)		5.64
Total from investment operations	1.40		1.51	(11.42)		5.46
Less distributions from:
Net realized gains	—		—	(0.72)		—
Net asset value at end of period	$16.23		$14.83	$13.32		$25.46
Total return (c)	9.44	% (d)	11.34%	(46.09%)		27.30	% (d)
Net assets at end of period (000’s)	$22,290		$19,711	$11,472		$27,923
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.87	% (e)	2.08%	1.59%		1.65	% (e)
Ratio of net expenses to average net assets (f)	0.97	% (e)	0.97%	1.00	% (g)	0.97	% (e)
Ratio of net investment loss to average net assets (f)	(0.70	%) (e)	(0.66%)	(0.99%)		(0.97	%) (e)
Portfolio turnover rate	21	% (d)	84%	169%		33	% (d)

(a)	Represents the period from the commencement of operations (September 9, 2020) through May 31, 2021.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4)

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

(g)	Includes 0.03% of borrowing costs (Note 5).

See accompanying notes to financial statements.

EVOLUTIONARY TREE INNOVATORS FUND
A CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,		Year Ended	Period Ended
	2023		May 31,	May 31,
	(Unaudited)		2023	2022 (a)
Net asset value at beginning of period	$14.78		$13.31	$18.27
Income (loss) from investment operations:
Net investment loss (b)	(0.07)		(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments	1.44		1.59	(4.91)
Total from investment operations	1.37		1.47	(4.96)
Net asset value at end of period	$16.15		$14.78	$13.31
Total return (c)	9.27	% (d)	11.04%	(27.15	%) (d)
Net assets at end of period (000’s)	$3,352		$2,979	$1
Ratios/supplementary data:
Ratio of total expenses to average net assets	2.84	% (e)	4.18%	3706.34	% (e)
Ratio of net expenses to average net assets (f)	1.22	% (e)	1.22%	1.22	% (e)
Ratio of net investment loss to average net assets (f)	(0.94	%) (e)	(0.87%)	(1.21	%) (e)
Portfolio turnover rate	21	% (d)	84%	169	% (g)

(a)	Represents the period from the commencement of operations (February 28, 2022) through May 31, 2022.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4)

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

(g)	Portfolio turnover rate for the year ended May 31, 2022 and is calculated at the Fund level.

See accompanying notes to financial statements.

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited)

1. Organization

Evolutionary Tree Innovators Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers two classes of shares: I Class Shares (sold without any sales loads and distribution and/or service fees and requiring a $50,000 initial investment) and A Class Shares (sold subject to an initial maximum front end sales load of 5.75% and a distribution (12b-1) fee of up to 0.25% of the average daily net assets attributable to A Class Shares, requiring a $ 1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged but a 1% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Evolutionary Capital Management, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2023, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,990,340	$—	$—	$24,990,340
Money Market Funds	589,721	—	—	589,721
Total	$25,580,061	$—	$—	$25,580,061

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2023.

Share valuation – The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of I Class Shares is equal to the NAV per share. The maximum offering price per share of A Class Shares of the Fund is equal to the NAV per shares plus a sales load equal to 5.75% as a percentage of offering price. A Class Shares purchases of $1,000,000 or more, a front end sales load is not charged, but a CDSC of 1% may be charged if redeemed during the first 18 months of purchase.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Fund during the periods ended November 30, 2023 and May 31, 2023.

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years, if any.

The following information is computed on a tax basis for each item as of May 31, 2023:

Cost of investments	$22,031,412
Gross unrealized appreciation	2,889,142
Gross unrealized depreciation	(2,241,726)
Net unrealized appreciation	647,416
Accumulated capital and other losses	(13,126,592)
Accumulated deficit	$(12,479,176)

Net qualified late year losses, incurred after December 31, 2022, and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended May 31, 2023, the Fund deferred $56,893 of qualified late year losses to June 1, 2023.

As of May 31, 2023, the Fund had short-term and long-term capital loss carryforwards (“CLCF”) of $8,695,811 and $4,373,888, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost and unrealized appreciation (depreciation) as of November 30, 2023 is as follows:

Tax cost of investments	$22,271,071
Gross unrealized appreciation	4,999,280
Gross unrealized depreciation	(1,690,290)
Net unrealized appreciation	$3,308,990

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months November 30, 2023, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended November 30, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,167,374 and $4,772,053, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until October 31, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not to exceed 0.97% of average daily net assets attributable to I Class Shares and 1.22% of average daily net assets attributable to A Class Shares. Accordingly, during the six months ended November 30, 2023, the Adviser did not collect any of its management fees in the amount of $94,581 and reimbursed other expenses in the amount of $23,396.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of November 30, 2023, the Adviser may seek repayment of management fee reductions no later than the dates as stated below:

May 31, 2024	$65,484
May 31, 2025	198,946
May 31, 2026	248,883
November 30, 2026	117,977
Total	$631,290

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter. As of November 30, 2023, the Distributor did not collect any fees related to CDSC fees on redemptions of A Class Shares.

Certain officers and a Trustee of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits A Class Shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of its shares.

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to A Class Shares. The Fund has not adopted a plan of distribution with respect to the I Class Shares. During the six months ended November 30, 2023, the A Class Shares incurred $4,064 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund and the Audit Committee Chairperson who receives a $1,500 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2023, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Charles Schwab & Company (for the benefit of its customers)	89%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the six months ended November 30, 2023, the Fund did not incur any borrowing costs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Non-Diversification Risk

The Fund is a non-diversified fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

8. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of November 30, 2023, the Fund had 39.9% of the value of its net assets invested in stocks within the Technology sector.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EVOLUTIONARY TREE INNOVATORS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, possibly including front-end and CDSC loads, and (2) ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable to your class) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – The first line for each share class helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – The second line for each share class is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EVOLUTIONARY TREE INNOVATORS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	June 1,	November 31,	Net Expense	Paid During
	2023	2023	Ratio(a)	Period(b)
I Class Shares
Based on Actual Fund Return	$1,000.00	$1,094.40	0.97%	$5.09
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.21	0.97%	$4.91
A Class Shares
Based on Actual Fund Return	$1,000.00	$1,092.70	1.22%	$6.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.95	1.22%	$6.17

(a)	Annualized, based on each Class’s most recent one-half year expenses.

(b)	Expenses are equal to each Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

EVOLUTIONARY TREE INNOVATORS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund’s Investment Advisory Agreement with Evolutionary Tree Capital Management, LLC (the “Adviser” or “Evolutionary Tree”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on July 17–18, 2023, at which all of the Trustees were present.

Prior to the Board meeting, Evolutionary Tree provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of Evolutionary Tree’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

In deciding whether to approve the continuation of the Advisory Agreement, the Board considered the level and depth of knowledge of Evolutionary Tree, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by Evolutionary Tree, the Board took into account its familiarity with Evolutionary Tree’s senior management through Board meetings, discussions and reports during the preceding year. The Board noted no material changes in Evolutionary Tree’s responses to the Board’s request for information from last year. The Board also took into account Evolutionary Tree’s compliance policies and procedures. The quality of administrative and other services, including Evolutionary Tree’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board discussed the nature and extent of the services provided by Evolutionary Tree including, without limitation, Evolutionary Tree’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Evolutionary Tree’s portfolio managers who are responsible for the day-to day management of the Fund’s portfolio, as well as the qualifications of other individuals at Evolutionary Tree who provide services to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Evolutionary Tree under the Advisory Agreement.

EVOLUTIONARY TREE INNOVATORS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

Advisory Fees and Expenses and Comparable Accounts

The Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Evolutionary Tree’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and other comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board noted that the advisory fee and the overall net expense ratio for the Fund were higher than the average and median advisory fees and net expense ratios, respectively, for the other funds in the Fund’s custom peer group, but noted its discussion with Evolutionary Tree regarding the Broadridge custom report and its general appropriateness for the Fund.

The Board also compared the fees paid by the Fund to the fees paid by other clients, noting that fees for institutional accounts were generally lower than the advisory fee of the Fund due to the reduced service levels required by such accounts and fees subject to negotiation. The Board noted that the Fund was not profitable to Evolutionary Tree at this time.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Evolutionary Tree limits fees and/or reimburses expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and determined that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during the period ended April 30, 2023, noting that the Fund had commenced operations on September 8, 2020. The Board noted that, although the Fund’s since inception performance was in the fourth quartile relative to its periods, its one-year performance had moved up to the second quartile. The Board also took into account Evolutionary Tree’s discussion of current market conditions and their effect on the Fund’s performance.

Financial Condition and Profitability

Additionally, the Board took into consideration the financial condition and profitability of Evolutionary Tree. The information considered by the Board included operating profit or loss margin information for Evolutionary Tree’s business as a whole. The Board

EVOLUTIONARY TREE INNOVATORS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

considered Evolutionary Tree’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Evolutionary Tree’s relationship with the Fund both before and after tax expenses, and also considered whether Evolutionary Tree has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed. The Board recognized that Evolutionary Tree should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Evolutionary Tree’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

Fall Out Benefits

The Board discussed the direct and indirect benefits derived by Evolutionary Tree from its relationship with the Fund. The Board also noted that Evolutionary Tree derives benefits to its reputation and other benefits from its association with the Fund.

It was noted that, in considering the renewal of the Fund’s Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the Fund’s Advisory Agreement with Evolutionary Tree, among others: (a) Evolutionary Tree demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Evolutionary Tree maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fee is reasonable in light of the services received by the Fund from Evolutionary Tree and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

EVOLUTIONARY TREE INNOVATORS FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-517-1010, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-833-517-1010, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-833-517-1010. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.mutualfund.evolutionarytree.com.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE EVOLUTIONARY TREE INNOVATORS FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-833-517-1010

Who we are
Who is providing this notice?	Evolutionary Tree Innovators Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Evolutionary Tree Capital Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

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EVOLUTIONARY-SAR-23

KARNER BLUE BIODIVERSITY IMPACT FUND

ButterflyTM Class (KAIBX)

Semi-Annual Report

November 30, 2023

(Unaudited)

KARNER BLUE BIODIVERSITY IMPACT FUND
LETTER TO SHAREHOLDERS (Unaudited)	November 30, 2023

This semi-annual shareholder report contains important information about the Karner Blue Biodiversity Impact Fund for the period of June 1, 2023 to November 30, 2023 (the “Reporting Period”), as well as changes to the Fund. You can obtain additional information about the Fund at www.biodiversityimpactfund.com or by calling 1-855-KBANIML (1-855-522-6465). This report describes changes to the Fund that occurred during the Reporting Period.

What were your Fund costs for the Reporting Period?

(based on a hypothetical $10,000 investment)

		Costs paid as a percentage of a
Fund Name	Cost of a $10,000 Investment	$10,000 investment
Karner Blue Biodiversity Impact Fund	$47.43	The net expense ratio was 0.95%

How did the Fund perform during the Reporting Period?
What affected the Fund’s performance?

PERFORMANCE HIGHLIGHTS

●	The Karner Blue Biodiversity Impact Fund Butterfly Class returned -0.38% before fees and expenses and -0.85% after fees and expenses for the 6 months ended November 30, 2023. The Fund underperformed its benchmark, the Morningstar Developed Markets Index (Net), which returned 8.40% during that same period. You cannot invest directly in an Index. Indexes are unmanaged and do not incur fees or expenses. The Fund’s underperformance was largely due to sharp declines in the stock prices of the Fund’s solar-related holdings.

●	Top contributors to performance:

»	UBS reported solid quarterly revenue growth and a record operating profit, which was primarily due to its acquisition of the assets of Credit Suisse Group at a price far below market value. UBS Wealth Management also experienced strong growth in assets under management.

»	Strong demand for CECO’s environmental engineering and consulting services, which include solutions that (i) improve air and water quality, (ii) optimize emissions management, and (iii) treat wastewater, resulted in a record backlog.

»	Heritage-Crystal Clean was acquired by J.F. Lehman & Company at a 25% premium to the 60-day volume-weighted average price on July 19, 2023, which was the last full trading day prior to the announcement.

●	Top detractors from performance:

»	The Fund’s solar holdings, which are classified as Technology companies based on Morningstar industry classifications, experienced sharp stock price declines. Although the sector performed well following the passage of the Inflation Reduction Act in August 2022, continued interest rate hikes by the Federal Reserve through July 2023, changes to the net metering rules in California and other states, and weak demand for electricity in Europe undermined the economic rationale for residential solar installations.

»	A slowdown in the pace of electric vehicle sales undermined the outlook for some of the Fund’s holdings in the Basic Materials sector that produce minerals used in electric vehicle batteries, including Livent and MP Materials Corp.

PERFORMANCE OVERVIEW

Sectors

Top Contributors

á Industrials

á Financial Services

á Consumer Defensive

Top Detractors

â Technology (includes Solar)

â Basic Materials

â Real Estate

Holdings

Top Contributors

á UBS Group AG (UBS)

á CECO Environmental Corp. (CECO)

á Heritage-Crystal Clean Inc. (HCCI)

Top Detractors

â SolarEdge Technologies Inc. (SEDG)

â Enphase Energy Inc. (ENPH)

â Livent Corp. (LTHM)

1

How has the Fund performed since inception?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance September 17, 2019 through November 30, 2023

Initial Investment of $10,000

Periodic Performance Total Return % as of 11.30.23

Total Return Percentage as of 11.30.2023	3 MO	6 MO	1 YR	3 YR	ITD 9.17.19
Karner Blue Biodiversity Impact Fund ButterflyTM Class	-5.34	-0.85	0.76	3.58	7.33
Morningstar Developed Markets Index (NR)	1.31	8.40	12.08	6.33	8.93

2

What are some key Fund statistics?

Data as of November 30, 2023

Portfolio Characteristics	Fund	Morningstar Developed Markets Index
Inception Date	9.17.19	12.22.14
Number of Holdings	54	4,564
Morningstar Style BoxTM	Large Blend	Large Blend
Weighted Average Market Cap ($B)	$248.9	$460.9
Price/Earnings (TTM)	15.6	18.1
Price/Sales (TTM)	1.4	1.8
Price/Book	2.2	2.6
ROA (TTM)	7.3%	9.6%
Active Share	91.4%	—
Alpha (3 YR / ITD)	-2.71 / -1.41	—
Beta (3 YR / ITD)	1.13 / 1.02	1.00 / 1.00
Sharpe Ratio (3 YR / ITD)	0.16 / 0.37	0.31 / 0.46
Standard Deviation (3 YR / ITD)	20.23 / 20.62	16.97 /19.24
Up-Capture Ratio (3 YR / ITD)	101.47 / 99.54	100.00 / 100.00
Down-Capture Ratio (3 YR / ITD)	113.54 / 105.55	100.00 / 100.00

Source: Morningstar, Inc. The Morningstar Style describes the investment strategy’s primary market capitalization concentration and investment style (value, blend or growth). Price/Earnings, Price/Sales and Price/ Book are valuation ratios. Price/Earnings is the price of a stock divided by its earnings per share. Price/Sales is the price of a stock divided by its sales per share. Price/Book is the price of a stock divided by the company’s book value per share. Return on Assets is the percentage a company earns on its assets over a specified time period. TTM means Trailing Twelve Months. Active Share compares the holdings of a representative account to the Morningstar Developed Markets Index (the “Morningstar Index”), based on a scale of 0% (complete overlap with the Morningstar Index) to 100% (no overlap). Active Share is calculated by summing the absolute difference between the weight of each holding in the representative account and each constituent of the Morningstar Index and dividing the result by two. Alpha measures risk-adjusted performance of the Karner Blue Global Biodiversity Impact Fund (the Fund”), showing excess return delivered at the same risk level as the Morningstar Index. Beta measures the volatility of the Fund relative to the Morningstar Index. Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk. Standard deviation measures the historic volatility of the Fund. The Up Capture Ratio is a statistical measure of an investment manager’s overall performance in up-markets calculated by dividing the manager’s returns by the returns of the Morningstar Index during the up-market periods and multiplying that quotient by 100. The Down Capture Ratio is a statistical measure of an investment manager’s overall performance in down markets calculated by dividing the manager’s returns by the returns of the Morningstar Index during the down-market periods and multiplying that quotient by 100. The portfolio statistics shown for the Fund and the Index are approximations based on available data.

3

What are Fund’s investment allocations?

Percentages as of November 30, 2023 based on Morningstar industry classifications

		Morningstar			Morningstar
		Developed Markets			Developed Markets
Sector	Fund	Index	Country	Fund	Index
Technology (incl. Solar)	27.3	22.8	United States	70.3	67.6
Consumer Cyclical	13.6	11.0	France	9.0	2.9
Basic Materials	11.4	4.1	Japan	4.7	7.4
Financial Services	10.5	14.7	Switzerland	4.6	2.9
Consumer Defensive	9.5	6.7	United Kingdom	3.8	4.1
Industrials	9.0	11.6	Germany	3.2	2.2
Healthcare	8.1	11.9	Denmark	2.3	0.9
Communication Services	6.9	6.8	Netherlands	2.1	1.4
Real Estate	1.5	3.0	Other	—	10.7
Energy	—	4.7
Utilities	—	2.6
Cash	2.1	—

What are the Fund’s Top 10 Holdings?

Percentages as of November 30, 2023

Company Name	Fund	Morningstar Developed Markets Index
Microsoft Corp	3.84	4.42
Alphabet Inc Class A	2.98	2.30 (Class A and Class C combined)
Blue Bird Corp	2.89	—
UBS Group AG ADR	2.88	0.14
Panasonic Corp ADR	2.68	0.04
Enphase Energy Inc	2.59	0.02
Salesforce Inc	2.43	0.39
Array Technologies Inc	2.41	—
Modine Manufacturing Co	2.38	—
Novo Nordisk AS ADR	2.33	0.52
Total	27.43

How has the Fund changed?

The Fund’s prospectus was revised to more clearly emphasize the biodiversity conservation focus of the Fund. The description of the Fund’s investment strategy was revised, including the addition of text to indicate that the “Adviser’s strategy to achieve the Fund’s investment objective involves peer-relative evaluations of companies that operate in industries with significant exposure to the five key drivers of biodiversity loss, which are (i) irresponsible land and ocean use, (ii) climate change, (iii) pollution, (iv) direct exploitation of natural resources, and (v) invasive and introduced species.” Effective December 1, 2023, the Fund’s investment objective was revised from emphasizing “companies that lead their industries in animal welfare performance” to “companies

4

that lead their industries in biodiversity conservation, climate change mitigation and environmental stewardship.” For more complete information, you may review the Fund’s prospectus at www.biodiversityimpactfund.com or by calling 1-855-522-6465.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.biodiversityimpactfund.com), including its:

●	Summary Prospectus

●	Statutory Prospectus

●	Statement of Additional Information

●	Semi-Annual Report

●	Annual Report

●	Privacy Notice

●	Fact Sheet

●	Quarterly Holdings

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Karner Blue Biodiversity Impact Fund documents not be householded, please contact us by calling 1-855-522-6465 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.

5

KARNER BLUE BIODIVERSITY IMPACT FUND
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Equity Holdings

% of
Security Description	Net Assets
Microsoft Corporation	3.8%
Alphabet, Inc. - Class A	2.9%
Blue Bird Corporation	2.8%
UBS Group AG	2.8%
Panasonic Holdings Corporation - ADR	2.6%
Enphase Energy, Inc.	2.6%
Salesforce, Inc.	2.4%
Array Technologies, Inc.	2.4%
Modine Manufacturing Company	2.4%
Novo Nordisk A/S - ADR	2.3%

6

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)
COMMON STOCKS — 96.8%	Shares	Value
Communications — 6.9%
Entertainment Content — 1.8%
Walt Disney Company (The) (a)	1,920	$177,965

Internet Media & Services — 5.1%
Alphabet, Inc. - Class A (a)	2,260	299,518
Netflix, Inc. (a)	465	220,396
		519,914
Consumer Discretionary — 13.2%
Apparel & Textile Products — 6.3%
Levi Strauss & Company - Class A	11,340	175,657
ON Holding AG - Class A (a)	5,950	172,609
Tapestry, Inc.	5,650	178,936
VF Corporation	6,610	110,585
		637,787
Automotive — 3.3%
Modine Manufacturing Company (a)	4,875	239,850
Tesla, Inc. (a)	390	93,631
		333,481
Home & Office Products — 2.6%
Panasonic Holdings Corporation - ADR	26,265	270,004

Retail - Discretionary — 1.0%
Williams-Sonoma, Inc.	545	102,210

Consumer Staples — 9.4%
Food — 2.9%
Associated British Foods plc - ADR	5,325	160,346
TreeHouse Foods, Inc. (a)	3,280	133,529
		293,875
Household Products — 1.5%
Coty, Inc. - Class A (a)	13,250	151,050

Retail - Consumer Staples — 5.0%
Kroger Company (The)	3,560	157,601
Sprouts Farmers Market, Inc. (a)	4,025	173,397
Walmart, Inc.	1,145	178,265
		509,263

7

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Energy — 7.4%
Renewable Energy — 7.4%
Array Technologies, Inc. (a)	15,695	$242,802
Enphase Energy, Inc. (a)	2,582	260,834
First Solar, Inc. (a)	600	94,668
Shoals Technologies Group, Inc. - Class A (a)	11,090	153,596
		751,900
Financials — 10.4%
Asset Management — 2.8%
UBS Group AG	10,250	289,562

Banking — 4.1%
BNP Paribas S.A. - ADR	6,507	204,190
ING Groep N.V. - ADR	14,753	207,722
		411,912
Institutional Financial Services — 1.9%
Goldman Sachs Group, Inc. (The)	565	192,970

Insurance — 1.6%
AXA S.A. - ADR	5,210	162,792

Health Care — 8.0%
Biotech & Pharma — 8.0%
AstraZeneca plc - ADR	3,505	226,388
Merck & Company, Inc.	1,225	125,538
Novo Nordisk A/S - ADR	2,305	234,741
Sanofi S.A. - ADR	4,970	232,348
		819,015
Industrials — 11.4%
Electrical Equipment — 2.9%
Schneider Electric SE - ADR	3,588	131,967
Trimble, Inc. (a)	3,465	160,776
		292,743

8

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Industrials — 11.4% (Continued)
Engineering & Construction — 2.8%
Quanta Services, Inc.	580	$109,220
Vinci S.A. - ADR	5,670	173,105
		282,325
Machinery — 2.9%
AGCO Corporation	1,280	145,318
CECO Environmental Corporation (a)	7,715	148,514
		293,832
Transportation Equipment — 2.8%
Blue Bird Corporation (a)	15,245	290,874

Materials — 11.2%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	632	170,988

Construction Materials — 1.9%
CRH plc	3,105	194,839

Metals & Mining — 7.6%
Freeport-McMoRan, Inc.	3,650	136,218
Heidelberg Materials AG - ADR	9,603	156,049
Livent Corporation (a)	10,045	138,219
MP Materials Corporation (a)	8,747	138,815
Newmont Corporation	5,187	208,465
		777,766
Real Estate — 1.5%
REITs — 1.5%
Gladstone Land Corporation	10,485	150,460

Technology — 17.4%
Semiconductors — 5.5%
Analog Devices, Inc.	835	153,122
Infineon Technologies AG - ADR	4,180	161,766
Intel Corporation	3,450	154,215
NVIDIA Corporation	205	95,879
		564,982

9

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value
Technology — 17.4% (Continued)
Software — 8.3%
Autodesk, Inc. (a)	963	$210,348
Microsoft Corporation	1,019	386,109
Salesforce, Inc. (a)	970	244,343
		840,800
Technology Hardware — 3.6%
Dell Technologies, Inc. - Class C	2,115	160,465
FUJIFILM Holdings Corporation - ADR	3,450	201,273
		361,738

Total Common Stocks (Cost $9,056,113)		$9,845,047

MONEY MARKET FUNDS — 2.1%	Shares	Value
First American Government Obligations Fund - Class X, 5.29% (b) (Cost $212,450)	212,450	$212,450

Investments at Value — 98.9% (Cost $9,268,563)		$10,057,497

Other Assets in Excess of Liabilities — 1.1%		109,145

Net Assets — 100.0%		$10,166,642

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

10

KARNER BLUE BIODIVERSITY IMPACT FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$9,268,563
At value (Note 2)	$10,057,497
Receivable for capital shares sold	700
Receivable for investment securities sold	119,248
Receivable from Adviser (Note 4)	14,027
Dividend receivable	10,728
Tax reclaims receivable	27
Other assets	15,515
Total assets	10,217,742

LIABILITIES
Payable for investment securities purchased	35,064
Payable to administrator (Note 4)	7,830
Accrued administrative services fee (Note 4)	299
Other accrued expenses	7,907
Total liabilities	51,100

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—
NET ASSETS	$10,166,642

NET ASSETS CONSIST OF:
Paid-in capital	$9,411,843
Accumulated earnings	754,799
NET ASSETS	$10,166,642

NET ASSET VALUE PER SHARE:
BUTTERFLY CLASSTM
Net assets applicable to Butterfly™ Class	$10,166,642
ButterflyTM Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	868,356
Net asset value, offering price and redemption price per share (Note 2)	$11.71

See accompanying notes to financial statements.

11

KARNER BLUE BIODIVERSITY IMPACT FUND
STATEMENT OF OPERATIONS
Six Months Ended November 30, 2023 (Unaudited)
INVESTMENT INCOME
Dividend income	$57,760
Foreign witholding taxes on dividends	(2,635)
Total investment income	55,125

EXPENSES
Managment fees (Note 4)	41,824
Administration fees (Note 4)	15,750
Fund accounting fees (Note 4)	15,521
Legal fees	13,806
Trustees’ fees and expenses (Note 4)	10,170
Transfer agent fees (Note 4)	9,000
Audit and tax services fees	8,465
Registration and filing fees	8,358
Compliance fees (Note 4)	6,000
Shareholder reporting expenses	5,408
Custody and bank service fees	3,689
Postage and supplies	1,478
Insurance expense	1,415
Other expenses	15,964
Total expenses	156,848
Less fee reductions and expense reimbursements by Adviser (Note 4)	(107,182)
Net expenses	49,666

NET INVESTMENT INCOME	5,459

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from:
Investments	332,984
Net change in unrealized appreciation (depreciation) on:
Investments	(429,045)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(96,061)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(90,602)

See accompanying notes to financial statements.

12

KARNER BLUE BIODIVERSITY IMPACT FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	November 30,	Year Ended
	2023	May 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$5,459	$77,277
Net realized gains (losses) from investments and foreign currency translations	332,984	(415,016)
Net change in unrealized appreciation (depreciation) on investments and currency translation	(429,045)	806,662
Net increase (decrease) in net assets resulting from operations	(90,602)	468,923

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
ButterflyTM Class	—	(212,629)

CAPITAL SHARE TRANSACTIONS
ButterflyTM Class
Proceeds from shares sold	59,829	961,745
Net asset value of shares issued in reinvestment of distributions to shareholders	—	93,610
Payments for shares redeemed	(86,352)	(276,124)
Net increase (decrease) in ButterflyTM Class net assets from capital share transactions	(26,523)	779,231

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,125)	1,035,525

NET ASSETS
Beginning of period	10,283,767	9,248,242
End of period	$10,166,642	$10,283,767

CAPITAL SHARE ACTIVITY
ButterflyTM Class
Shares sold	4,889	84,772
Shares reinvested	—	8,502
Shares redeemed	(7,331)	(23,535)
Net increase (decrease) in shares outstanding	(2,442)	69,739
Shares outstanding at beginning of period	870,798	801,059
Shares outstanding at end of period	868,356	870,798

See accompanying notes to financial statements.

13

KARNER BLUE BIODIVERSITY IMPACT FUND
BUTTERFLYTM CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended
	November 30,		Year Ended	Year Ended	Year Ended	Year Ended
	2023		May 31,	May 31,	May 31,	May 31,
	(Unaudited)		2023	2022	2021	2020 (a)
Net asset value at beginning of period	$11.81		$11.55	$14.09	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.01		0.09	0.15	0.15	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.11)		0.43	(1.30)	3.94	0.05	(c)
Total from investment operations	(0.10)		0.52	(1.15)	4.09	0.15
Less distributions from:
Net investment income	—		(0.05)	(0.10)	(0.14)	(0.01)
Net realized gains	—		(0.21)	(1.29)	—	—
Total distributions	—		(0.26)	(1.39)	(0.14)	(0.01)
Net asset value at end of period	$11.71		$11.81	$11.55	$14.09	$10.14
Total return (d)	(0.85	%) (e)	4.70%	(9.07%)	40.49%	1.50	% (e)
Net assets at end of period (000’s)	$10,167		$10,284	$9,248	$10,803	$5,514
Ratios/supplementary data:
Ratio of total expenses to average net assets	3.00	% (f)	3.05%	2.85%	3.62%	5.32	% (f)
Ratio of net expenses to average net assets (g)	0.95	% (f)	0.95%	0.92%	0.85%	0.85	% (f)
Ratio of net investment income to average net assets (g)	0.10	% (f)	0.82%	1.11%	1.20%	1.47	% (f)
Portfolio turnover rate	53	% (e)	77%	84%	55%	61	% (e)

(a)	Represents the period from the commencement of operations (September 17, 2019) through May 31, 2020.

(b)	Net investment income per share has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

14

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited)

1. Organization

Karner Blue Biodiversity Impact Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term total returns by investing in companies that lead their industries in animal welfare performance.

The Fund currently offers one class of shares: Butterfly™ Class shares (sold without any sales loads and distribution and/or shareholder service fees but subject to an administrative service fee of up to 0.10% of the average net assets, and requiring a $2,000 initial investment).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value

15

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Karner Blue Capital, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,845,047	$—	$—	$9,845,047
Money Market Funds	212,450	—	—	212,450
Total	$10,057,497	$—	$—	$10,057,497

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2023.

16

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share of the Fund.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

17

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended November 30, 2023 and May 31, 2023 was as follows:

		Long-Term	Total
Periods Ended	Ordinary Income	Capital Gains	Distributions
11/30/2023	$—	$—	$—
5/31/2023	$39,671	$172,958	$212,629

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2023:

Tax cost of investments	$9,330,568
Gross unrealized appreciation	$1,499,682
Gross unrealized depreciation	(772,753)
Net unrealized appreciation	726,929
Undistributed ordinary income	77,153
Accumulated ordinary income	5,459
Capital loss carryforwards	(371,333)
Other gains	316,591
Accumulated earnings	$754,799

18

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of May 31, 2023, the Fund had short-term capital loss carryforwards (“CLCF”) of $371,333 for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2023, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,423,005 and $5,631,512, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until September 30, 2024, to reduce management fees and reimburse other operating expenses to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.95% of its average daily net assets.

Accordingly, during the six months ended November 30, 2023, the Adviser did not collect any of its management fees in the amount of $41,824 and reimbursed other operating expenses of $65,358.

19

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2023, the Adviser may in the future seek repayment of management fee reductions and expense reimbursements in the amount of $619,473 no later than the dates listed below:

May 31, 2024	$113,021
May 31, 2025	201,382
May 31, 2026	197,888
November 30, 2026	107,182
Total	$619,473

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser, not the Fund.

Certain officers and a Trustee of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

ADMINISTRATIVE SERVICES PLAN

The Fund has adopted an Administrative Services Plan (the “Administrative Services Plan”), for the Butterfly™ Class shares of the Fund. The Administrative Services Plan allows the Fund to use the net assets of the Butterfly™ Class shares to pay financial intermediaries that provide services relating to Butterfly™ Class shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Butterfly™ Class shareholders. The Administrative Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to its Butterfly™ Class shares. During the six months ended November 30, 2023, the Fund incurred $0 of fees under the Administrative Services Plan.

20

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund and the Audit Committee Chairperson who receives a $1,500 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2023, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
SEI Private Trust Company (for the benefit of its customers)	52%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Foreign Securities Risk

The Fund may invest in American Depositary Receipts (“ADRs”). Investments in ADRs provide exposure to foreign securities that may involve different risks than those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk and greater price volatility, and may have higher liquidity risk than U.S. registered securities. As of November 30, 2023, the Fund had 24.8% of its net assets invested in ADRs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to

21

KARNER BLUE BIODIVERSITY IMPACT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except for the following:

The Fund paid the following distribution to shareholders subsequent to November 30, 2023:

			Per Share
	Record		Ordinary
	Date	Ex-Date	Income
Butterfly™ Class	12/18/2023	12/19/2023	$0.1323

Effective December 1, 2023, the Fund’s investment objective will be to seek to achieve long-term total return by investing in companies that lead their industries in biodiversity conservation, climate change mitigation and environmental stewardship.

Effective January 22, 2024, the Fund has terminated the public offering of its shares and will discontinue its operations effective February 28, 2024. Shares of the Fund are no longer available for purchase and, at the close of business on February 28, 2024, all outstanding shares of the Fund will be redeemed at the net asset value.

22

KARNER BLUE BIODIVERSITY IMPACT FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees and administrative services fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it charge a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

23

KARNER BLUE BIODIVERSITY IMPACT FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

		Ending
	Beginning	Account Value	Net	Expenses
	Account Value	November 30,	Expense	Paid During
	June 1, 2023	2023	Ratio (a)	Period (b)
Butterfly™ Class
Based on Actual Fund Return	$1,000.00	$991.50	0.95%	$4.74
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,020.31	0.95%	$4.81

(a)	Annualized, based on the most recent one-half year expenses.

(b)	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-KBANIML (855-522-6465), or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-855-KBANIML (855-522-6465), or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-855-KBANIML (855-522-6465). Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.biodiversityimpactfund.com.

24

KARNER BLUE BIODIVERSITY IMPACT FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

25

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE KARNER BLUE BIODIVERSITY IMPACT FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-KBANIML (855-522-6465)

26

Who we are
Who is providing this notice?	Karner Blue Biodiversity Impact Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Karner Blue Capital, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

27

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KARNER-SAR-23

KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Semi-Annual Report

November 30, 2023

(Unaudited)

KEMPNER MULTI-CAP DEEP VALUE FUND
LETTER TO SHAREHOLDERS (Unaudited)	December 2023

Fund Objective

The Kempner Multi-Cap Deep Value Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a minimum three-to five-year period. For the 6-month period ended November 30, 2023, the Fund produced a cumulative return of 8.68% for the Institutional Class Shares and 8.55% for the Investor Class Shares, both net of fees. The Headline CPI inflation rate over the same six-month period was 1.52%. Comparatively, over the same time period, the Lipper Multi Cap Value Funds Classification Index returned 8.65%% and the S&P 500 Value Index returned 10.38%.

Portfolio Strategy

Our investment approach continues to be one of investing in deeply undervalued companies and selling when the underlying value becomes realized by other market participants and reflected in the current price. During this year, surprisingly, the gains in the markets have been dominated by the “Magnificent Seven,” high growth, high tech stocks such as Microsoft, Google, Amazon, etc., which do not fit our value-oriented investment objectives. Many other stocks have been left behind and have presented many more buying opportunities for us than might have usually been the case during a rising market. In particular, financials and energy stocks have provided many possibilities for us to take advantage of what we believe are significant bargains during the year. As a result, we presently have one of the lowest cash positions we have ever had – roughly 5% at the end of the year.

For the 6 month period of June 1, 2023 thru November 30, 2023, we established and/or added to positions in AT&T Incorporated (T), Bristol-Myers Squibb Company (BMY), Citizens Financial Group (CFG), Disney Company (DIS), Deutsche Telekom AG ADR (DTEGY), Eversource Energy (ES), Evergy Incorporated EVRG), DiamondBack Energy Incorporated (FANG), Glaxo SmithKline (GSK), Hartford Financial Services (HIG), International Flavors & Fragrances (IFF), L3 Harris Technology (LHX), 3M Company (MMM), Sensata Technology Holdings PLC (ST), and Viatris Incorporated (VTRS).

We partially and/or sold entirely out of Adidas AG Sponsored ADR (ADDYY), Caterpillar Incorporated (CAT), Comcast Corp CL A (CMCSA), Crane Company (CR), Crane NXT Company (CXT), DuPont de Nemours Incorporated (DD), Fidelity National Information Services (FIS), Ingredion Incorporated (INGR), Johnson Controls International PLC (JCI), Kinross Gold Corporation (KGC), 3M Company (MMM), Organon & Company (OGN), and V.F. Corporation (VFC).

We continue to scour the equity universe to locate stocks which meet our investment criteria of: 1) a relatively low forecast P/E multiple, usually 15X or less, 2) a dividend yield is paid, or has declared a dividend, 3) public debt, if any, is investment grade, 4) a minimum of $500 million market capitalization, and 5) current stock price that is within 20% of the 52-week low price. In addition to meeting these criteria, stocks are quantitatively and qualitatively analyzed to determine company prospects and reasonableness of valuation.

The portfolio’s underperformance relative to the S&P 500 Value Index for the 6-month period ending November 30, 2023, was attributable to an overweight position in the energy and financial sectors.

1

We maintain our long-term focus in the Kempner Multi-Cap Deep Value Fund on areas which we believe are overlooked by the market.

Harris L. Kempner, Jr. and M. Shawn Gault are the portfolio managers for the Kempner Multi-Cap Deep Value Fund.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-800-665-9778.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-665-9778 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Kempner Multi-Cap Deep Value Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2023, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

KEMPNER MULTI-CAP DEEP VALUE FUND
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Investments

Security Description	% of Net Assets
Micron Technology, Inc.	4.3%
BP plc - ADR	4.1%
General Motors Company	3.7%
International Flavors & Fragrance, Inc.	3.6%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.5%
Walt Disney Company (The)	3.4%
Shell plc - ADR	3.3%
Citigroup, Inc.	3.2%
Bank of America Corporation	3.2%
Pioneer Natural Resources Company	3.1%

3

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)
COMMON STOCKS — 93.0%	Shares	Value
Communications — 7.2%
Cable & Satellite — 1.1%
Comcast Corporation - Class A	21,100	$883,879

Entertainment Content — 4.1%
Paramount Global - Class B	37,010	531,834
Walt Disney Company (The) (a)	28,700	2,660,203
		3,192,037
Telecommunications — 2.0%
AT&T, Inc.	55,000	911,350
Deutsche Telekom AG - ADR	25,600	613,888
		1,525,238
Consumer Discretionary — 8.9%
Automotive — 6.7%
Continental AG - ADR	296,600	2,292,718
General Motors Company	92,720	2,929,952
		5,222,670
E-Commerce Discretionary — 2.2%
eBay, Inc.	42,100	1,726,521

Consumer Staples — 2.5%
Food — 2.5%
Tyson Foods, Inc. - Class A	41,200	1,929,808

Energy — 14.9%
Oil & Gas Producers — 12.4%
BP plc - ADR	89,120	3,234,165
Diamondback Energy, Inc.	9,200	1,420,572
Pioneer Natural Resources Company	10,425	2,414,847
Shell plc - ADR	39,454	2,596,073
		9,665,657
Oil & Gas Services & Equipment — 2.5%
Schlumberger Ltd.	38,055	1,980,382

Financials — 20.5%
Banking — 11.4%
Bank of America Corporation	81,720	2,491,643
Citigroup, Inc.	54,100	2,494,010
Citizens Financial Group, Inc.	76,050	2,073,883
Truist Financial Corporation	58,100	1,867,334
		8,926,870

4

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.0% (Continued)	Shares	Value
Financials — 20.5% (Continued)
Insurance — 9.1%
Equitable Holdings, Inc.	73,750	$2,263,388
Everest Re Group Ltd.	3,100	1,272,705
Hartford Financial Services Group, Inc. (The)	23,550	1,840,668
Lincoln National Corporation	74,850	1,779,933
		7,156,694
Health Care — 6.8%
Biotech & Pharma — 6.8%
Amgen, Inc.	2,150	579,726
Bristol-Myers Squibb Company	32,300	1,594,974
GSK plc - ADR	35,030	1,260,730
Organon & Company	35,443	401,215
Viatris, Inc.	164,700	1,511,946
		5,348,591
Industrials — 8.5%
Aerospace & Defense — 2.9%
L3Harris Technologies, Inc.	12,052	2,299,642

Electrical Equipment — 4.3%
Acuity Brands, Inc.	5,585	1,001,167
Johnson Controls International plc	15,749	831,547
Sensata Technologies Holding plc	46,600	1,514,966
		3,347,680
Transportation & Logistics — 1.3%
FedEx Corporation	4,000	1,035,320

Materials — 7.0%
Chemicals — 5.1%
International Flavors & Fragrances, Inc.	37,500	2,826,750
LyondellBasell Industries N.V. - Class A	12,500	1,188,750
		4,015,500
Metals & Mining — 1.9%
BHP Group Ltd. - ADR	6,900	420,624
Rio Tinto plc - ADR	15,100	1,043,259
		1,463,883
Technology — 12.7%
Semiconductors — 9.9%
Micron Technology, Inc.	44,400	3,379,728
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	28,100	2,734,411
Teradyne, Inc.	18,000	1,660,140
		7,774,279

5

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.0% (Continued)	Shares	Value
Technology — 12.7% (Continued)
Technology Hardware — 2.8%
Cisco Systems, Inc.	44,520	$2,153,877

Utilities — 4.0%
Electric Utilities — 4.0%
Evergy, Inc.	29,800	1,520,992
Eversource Energy	27,300	1,621,893
		3,142,885

Total Common Stocks (Cost $72,189,820)		$72,791,413

MONEY MARKET FUNDS — 6.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.28% (b) (Cost $5,166,498)	5,166,498	$5,166,498

Investments at Value — 99.6% (Cost $77,356,318)		$77,957,911

Other Assets in Excess of Liabilities — 0.4%		314,720

Net Assets — 100.0%		$78,272,631

ADR – American Depositary Receipt

AG – Aktiengesellschaft

N.V. – Naamloze Vennootschap

plc – Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

6

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$77,356,318
At value (Note 2)	$77,957,911
Capital shares receivable	99
Dividends and interest receivable	339,504
Tax reclaims receivable	39,629
Other assets	5,471
Total assets	78,342,614

LIABILITIES
Payable to Adviser (Note 4)	37,045
Payable to administrator (Note 4)	13,805
Accrued distribution fees (Note 4)	5,425
Other accrued expenses	13,708
Total liabilities	69,983

NET ASSETS	$78,272,631

NET ASSETS CONSIST OF:
Paid-in capital	$74,798,986
Accumulated earnings	3,473,645
NET ASSETS	$78,272,631

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$62,349,401
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,046,689
Net asset value, offering price and redemption price per share (Note 2)	$10.31

INVESTOR CLASS
Net assets applicable to Investor Class	$15,923,230
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,545,553
Net asset value, offering price and redemption price per share (Note 2)	$10.30

See accompanying notes to financial statements.

7

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2023 (Unaudited)
INVESTMENT INCOME
Dividend income	$1,390,790
Foreign withholding taxes on dividends	(17,825)
Interest income	33
Total investment income	1,372,998

EXPENSES
Management fees (Note 4)	228,768
Administration fees (Note 4)	39,453
Fund accounting fees (Note 4)	24,736
Distribution fees - Investor Class (Note 4)	19,882
Transfer agent fees (Note 4)	13,906
Legal fees	13,807
Trustees’ fees and expenses (Note 4)	9,922
Audit and tax services fees	8,465
Registration and filing fees	7,620
Compliance fees (Note 4)	6,000
Custodian and bank service fees	5,993
Shareholder reporting expenses	4,847
Postage and supplies	2,220
Insurance expense	1,640
Other expenses	5,970
Total expenses	393,229

NET INVESTMENT INCOME	979,769

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	89,811
Net change in unrealized appreciation on investments	5,232,651
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,322,462

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,302,231

See accompanying notes to financial statements.

8

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	November 30,	Ended
	2023	May 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$979,769	$1,514,579
Net realized gains from investment transactions	89,811	2,372,124
Net change in unrealized appreciation (depreciation) on investments	5,232,651	(12,193,625)
Net increase (decrease) in net assets resulting from operations	6,302,231	(8,306,922)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(726,003)	(4,228,940)
Investor Class	(167,071)	(1,086,099)
Decrease in net assets from distributions to shareholders	(893,074)	(5,315,039)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	3,793	2,094,494
Net asset value of shares issued in reinvestment of distributions to shareholders	547,285	2,892,857
Payments for shares redeemed	(265,039)	(1,447,832)
Net increase in Institutional Class net assets from capital share transactions	286,039	3,539,519

Investor Class
Proceeds from shares sold	35,863	80,269
Net asset value of shares issued in reinvestment of distributions to shareholders	140,207	907,885
Payments for shares redeemed	(573,029)	(552,747)
Net increase (decrease) in Investor Class net assets from capital share transactions	(396,959)	435,407

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,298,237	(9,647,035)

NET ASSETS
Beginning of period	72,974,394	82,621,429
End of period	$78,272,631	$72,974,394

See accompanying notes to financial statements.

9

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months
	Ended	Year
	November 30,	Ended
	2023	May 31,
	(Unaudited)	2023
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	374	202,180
Shares issued in reinvestment of distributions to shareholders	54,322	295,046
Shares redeemed	(26,399)	(141,113)
Net increase in shares outstanding	28,297	356,113
Shares outstanding at beginning of period	6,018,392	5,662,279
Shares outstanding at end of period	6,046,689	6,018,392

Investor Class
Shares sold	3,547	7,823
Shares issued in reinvestment of distributions to shareholders	13,930	92,712
Shares redeemed	(56,353)	(53,119)
Net increase (decrease) in shares outstanding	(38,876)	47,416
Shares outstanding at beginning of period	1,584,429	1,537,013
Shares outstanding at end of period	1,545,553	1,584,429

See accompanying notes to financial statements.

10

KEMPNER MULTI-CAP DEEP VALUE FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months		For the	For the	For the	Ten		For the	For the
	Ended		Year	Year	Year	Months		Year	Year
	Nov. 30,		Ended	Ended	Ended	Ended		Ended	Ended
	2023		May 31,	May 31,	May 31,	May 31,		July 31,	July 31,
	(Unaudited)		2023	2022	2021	2020 (a)		2019	2018
Net asset value at beginning of period	$9.60		$11.48	$12.79	$8.77	$10.70		$11.01	$10.47
Income (loss) from investment operations:
Net investment income	0.13	(b)	0.21 (b)	0.17 (b)	0.15 (b)	0.20		0.21	0.19
Net realized and unrealized gains (losses) on investments	0.70		(1.35)	(0.49)	4.53	(1.62)		(0.19)	1.00
Total from investment operations	0.83		(1.14)	(0.32)	4.68	(1.42)		0.02	1.19
Less distributions from:
Net investment income	(0.12)		(0.21)	(0.15)	(0.16)	(0.17)		(0.23)	(0.17)
Net realized gains	—		(0.53)	(0.84)	(0.50)	(0.34)		(0.10)	(0.48)
Total distributions	(0.12)		(0.74)	(0.99)	(0.66)	(0.51)		(0.33)	(0.65)
Net asset value at end of period	$10.31		$9.60	$11.48	$12.79	$8.77		$10.70	$11.01
Total return (c)	8.68	% (d)	(9.97%)	(2.61%)	55.52%	(13.99	%) (d)	0.43%	11.79%
Net assets at end of period (000’s)	$62,349		$57,777	$64,995	$69,143	$48,552		$60,228	$67,725
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.96	% (e)	0.97%	0.94%	0.97%	0.99	% (e)	0.95%	0.94%
Ratio of net investment income to average net assets	2.58	% (e)	2.05%	1.39%	1.46%	2.37	% (e)	2.13%	1.74%
Portfolio turnover rate	18	% (d)	34%	33%	21%	27	% (d)	17%	25%

(a)	Fund changed fiscal year to May 31.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

11

KEMPNER MULTI-CAP DEEP VALUE FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months		For the	For the	For the	Ten		For the	For the
	Ended		Year	Year	Year	Months		Year	Year
	Nov. 30,		Ended	Ended	Ended	Ended		Ended	Ended
	2023		May 31,	May 31,	May 31,	May 31,		July 31,	July 31,
	(Unaudited)		2023	2022	2021	2020 (a)		2019	2018
Net asset value at beginning of period	$9.59		$11.47	$12.77	$8.76	$10.69		$11.00	$10.46
Income (loss) from investment operations:
Net investment income	0.12	(b)	0.19 (b)	0.14 (b)	0.13 (b)	0.18		0.18	0.17
Net realized and unrealized gains (losses) on investments	0.70		(1.35)	(0.48)	4.51	(1.62)		(0.19)	1.00
Total from investment operations	0.82		(1.16)	(0.34)	4.64	(1.44)		(0.01)	1.17
Less distributions from:
Net investment income	(0.11)		(0.19)	(0.12)	(0.13)	(0.15)		(0.20)	(0.15)
Net realized gains	—		(0.53)	(0.84)	(0.50)	(0.34)		(0.10)	(0.48)
Total distributions	(0.11)		(0.72)	(0.96)	(0.63)	(0.49)		(0.30)	(0.63)
Net asset value at end of period	$10.30		$9.59	$11.47	$12.77	$8.76		$10.69	$11.00
Total return (c)	8.55	% (d)	(10.22%)	(2.79%)	55.09%	(14.18	%) (d)	0.18%	11.55%
Net assets at end of period (000’s)	$15,923		$15,198	$17,626	$19,125	$12,206		$14,495	$14,803
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.21	% (e)	1.22%	1.19%	1.22%	1.24	% (e)	1.20%	1.19%
Ratio of net investment income to average net assets	2.33	% (e)	1.79%	1.14%	1.21%	2.12	% (e)	1.88%	1.49%
Portfolio turnover rate	18	% (d)	34%	33%	21%	27	% (d)	17%	25%

(a)	Fund changed fiscal year to May 31.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over ther periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

12

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited)

1. Organization

Kempner Multi-Cap Deep Value Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on April 28, 2017. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $500,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update - Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level

13

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Kempner Capital Management, Inc. (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2023 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$72,791,413	$—	$—	$72,791,413
Money Market Funds	5,166,498	—	—	5,166,498
Total	$77,957,911	$—	$—	$77,957,911

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2023.

14

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Cash – The Fund’s cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. As of November 30, 2023, there was no cash balance reflected on the Statement of Assets and Liabilities for the Fund that represents the amount held in a deposit sweep account.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Distribution fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund intends to declare and distribute net investment income dividends on a quarterly basis. In addition, the Fund will declare and distribute net realized capital gains, if any, on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended November 30, 2023 and May 31, 2023 were as follows:

Period	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
11/30/2023	$893,074	$—	$893,074
5/31/2023	$1,957,768	$3,357,271	$5,315,039

15

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2023:

Tax cost of investments	$77,356,318
Gross unrealized appreciation	$7,792,840
Gross unrealized depreciation	(7,191,247)
Net unrealized appreciation	601,593
Accumulated ordinary income.	410,351
Undistributed long-term gains	1,042,598
Other gains	1,419,103
Accumulated earnings	$3,473,645

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2023, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $17,711,333 and $12,805,614, respectively.

16

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.59% of average daily net assets.

The Adviser has agreed contractually, until at least December 1, 2024, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% and 1.30% of average daily net assets for Institutional Class and Investor Class shares, respectively.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. During the six months ended November 30, 2023, the Adviser did not reduce its management fees or reimburse other expenses of the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted

17

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

a plan of distribution with respect to Institutional Class shares. During the six months ended November 30, 2023, Investor Class shares of the Fund incurred $19,882 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, except for the Board Chairperson who receives a $1,700 annual retainer from each Fund and the Audit Committee Chairperson who receives a $1,500 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2023, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Muir & Company (for the benefit of its customers)	85%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

18

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The Fund paid the following distributions to shareholders subsequent to November 30, 2023:

			Per Share
	Record		Ordinary
	Date	Ex-Date	Income
Institutional Class	12/27/2023	12/28/2023	$0.0621
Investor Class	12/27/2023	12/28/2023	$0.0559

19

KEMPNER MULTI-CAP DEEP VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – The first line for each share class helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – The second line for each share class is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it charge a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

20

KEMPNER MULTI-CAP DEEP VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending	Net	Expenses
	Account Value	Account Value	Expense	Paid During
	June 1, 2023	November 30, 2023	Ratio(a)	Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,086.80	0.96%	$5.02
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,020.26	0.96%	$4.86
Investor Class
Based on Actual Fund Return	$1,000.00	$1,085.50	1.21%	$6.33
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,019.00	1.21%	$6.12

(a)	Annualized, based on each Class’s most recent one-half year expenses.

(b)	Expenses are equal to each Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

21

KEMPNER MULTI-CAP DEEP VALUE FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-665-9778. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

22

KEMPNER MULTI-CAP DEEP VALUE FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Kempner Capital Management, Inc. (the “Adviser” or “Kempner”) for an additional one-year term (the “Advisory Agreement”). The Board approved the Advisory Agreement at a meeting held on July 17-18, 2023, at which all of the Trustees were present.

Prior to the Board meeting, Kempner provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by Kempner, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by Kempner from Kempner’s relationship with the Fund, (4) the financial condition of Kempner, (5) the fall out benefits derived by Kempner and its affiliates from their relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of Kempner’s services also took into consideration their knowledge gained through presentations and reports from Kempner over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Kempner, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Kempner, the Board took into account its familiarity with Kempner’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Kempner’s compliance policies and procedures based on discussion with Kempner and the CCO. The quality of administrative and other services, including Kempner’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered Kempner’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Kempner including, without limitation, Kempner’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Kempner’s portfolio managers who are responsible for the day-to day management of the Fund’s portfolio, as well as the qualifications of other individuals at Kempner who provide services to the Fund. The Board also considered Kempner’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Kempner under the Advisory Agreement.

23

KEMPNER MULTI-CAP DEEP VALUE FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Kempner’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and other comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Kempner’s commitment to limit the Fund’s expenses under the Fund’s Expense Limitation Agreement (“ELA”) until at least December 1, 2024. The Board noted that the 0.59% advisory fee for the Fund was equal to the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.97% was higher than the average and median expense ratio for the other funds in the Fund’s custom peer group but noted the effectiveness of the ELA on the Fund’s net total expenses.

The Board also compared the fees paid by the Fund to the fees paid by other clients of Kempner and considered the similarities and differences in services received by such other clients as compared to the services received by the Fund. The Board noted that the fee structure of the Fund differed from the fees applicable to Kempner’s other clients due in large part to the additional compliance requirements of managing an investment company registered under the 1940 Act.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended April 30, 2023, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that, although the Fund underperformed its peers for the five-and ten-year periods, its recent performance for the one- and three-year performance had improved. The Board also took into account current market conditions and their effect on the Fund’s performance as described by Kempner.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Kempner limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered the Adviser’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

24

KEMPNER MULTI-CAP DEEP VALUE FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Kempner and the direct and indirect benefits derived by the Kempner and its affiliates from its relationship with the Fund. The information considered by the Board included operating profit or loss margin information for Kempner’s business as a whole. The Board considered Kempner’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Kempner’s relationship with the Fund both before and after tax expenses, and also considered whether Kempner has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Kempner derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Kempner should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Kempner’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Fund’s Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Kempner demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Kempner maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Kempner and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

25

KEMPNER MULTI-CAP DEEP VALUE FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

26

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE KEMPNER MULTI-CAP DEEP VALUE FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     Assets

■     Retirement Assets

■     Transaction History

■     Checking Account Information

■      Purchase History

■     Account Balances

■     Account Transactions

■     Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-665-9778

27

Who we are
Who is providing this notice?	Kempner Multi-Cap Deep Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tell us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Kempner Capital Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

28

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KEMPNER-SAR-23

WAVELENGTH

FUNDS

Semi-Annual Report

November 30, 2023 (Unaudited)

WAVELENGTH FUND

WAVELENGTH FUND
LETTER TO SHAREHOLDERS (Unaudited)	November 2023

Dear Fellow Shareholders:

Since our last shareholder letter, restrictive policy measures have continued to flow through markets into the economy, putting downward pressure on inflation while thus far having a limited impact on growth. What amounted to the sharpest financial tightening in decades eventually pushed markets to a tipping point during the period, however, and with a balance of risk and reward that grew increasingly asymmetric came a powerful downshift in yields across fixed income. These changes took place as markets looked to the other side of the Federal Reserve’s hiking cycle where a markedly different set of risks and opportunities represents a new investment paradigm.

What follows is designed to provide a context for returns that fosters a deeper understanding of the investment process that supports them. By doing so we hope to build on the partnership your investment creates.

PERFORMANCE SUMMARY

For the six months ended November 30, 2023, the Wavelength Fund (the “Fund”) delivered a return of 1.94% versus a benchmark return of +2.71% for the S&P U.S. Treasury Bill 0-3 Month Index (which seeks to represent the return from not taking risk in financial markets). In a rapidly changing investment environment, these results were within targeted risk parameters as the Fund sought to take advantage of widespread dislocations with markets pivoting powerfully toward the end of the period.

WAVELENGTH PHILOSOPHY

We believe that macroeconomic conditions drive asset prices and central banks use interest rates to manage macroeconomic conditions. Based on this fundamental logic, we seek to build a portfolio that is hedged to changes in interest rates by balancing investment exposure between instruments we expect to outperform in rising and falling macroeconomic conditions.

INVESTMENT ENVIRONMENT

As an extension of our investment philosophy, we believe that changing expectations for the economy drive investment decisions, which in turn drive market prices. Since our last letter, inflation remained on a downward trajectory, coming in below the consensus expectations among forecasters but remaining above the Fed’s long-term target. Growth data, on the other hand, generally surprised to the upside with an increasing number of market participants predicting a soft landing. The Federal Reserve’s policy stance also shifted substantially over the period, moving from an overwhelmingly restrictive position to one of increased flexibility.

After a pause to the hiking cycle proved fleeting, an additional rate hike from policymakers tightened conditions considerably over the summer months and ushered in new headwinds for fixed income. This dynamic persisted despite a continued fall in inflation, and markets were eventually pushed to the brink as 10-year US Treasury yields touched 5% for the first time since 2007.

1

Following the swift rise in selling pressure and amidst underlying shifts in the economy came a powerful reversal for markets in November that was indicative of a new paradigm. With the hiking cycle nearing its end and policymakers showing increasing signs of flexibility, markets moved to rapidly reprice forward expectations for interest rates. This put in motion an adjustment across financial assets that we see leading to a broad-based recalibration among investors who are seeking to prepare portfolios for oncoming changes in the market and economic environment.

PERFORMANCE DISCUSSION

Over the period, the Fund generated positive results despite downward pressure on bond markets and a continued rise in interest rates. The Federal Reserve’s hawkish rhetoric created a challenging environment for financial assets as late cycle dynamics, geopolitical tensions, and other sources of uncertainty took hold to make risk management increasingly important. The Fund actively navigated this changing landscape, generating positive results while managing a new set of risks through the paradigm shift across fixed income.

Profits over the early summer months were generated in assets tied to rising growth, including convertible bonds, bank loans, high yield credit and emerging market debt. These were produced as economic data releases came in stronger than consensus expectations, and they were partially offset by Treasury exposures across the belly and long end of the US yield curve.

Hawkish rhetoric from the Federal Reserve drove selling pressure that led to negative results moving from late summer to fall. In this environment, long-term US Treasuries, agency mortgages, and emerging market debt positions suffered, while bank loans provided modest upside and added stability with uncertainty over the trajectory of interest rates remaining a key risk for markets.

As this bout of selling pressure pushed markets to an increasingly asymmetric set of potential outcomes, the underlying forces driving markets shifted powerfully in November, resulting in profits across the portfolio. Strong positive results were generated in US Treasuries across the yield curve, agency mortgages, emerging market debt, and municipal bonds. Additional contributions came from high yield credit and convertible bonds which rounded out a balanced distribution of positive results over a period marked by uncertainty and substantial change in policy expectations, market conditions and the underlying economy.

OUTLOOK

After months of selling pressure pushed markets to their tipping point, prior headwinds have become tailwinds across fixed income assets. With factors that had supported growth following the pandemic – such as the spend-down of high levels of corporate cash and household savings – now fading fast, interest rates are adding downward pressure on the financial system that we expect to increase economic uncertainty.

In this context and as the other side of the hiking cycle comes into view, we believe there is a deep and wide opportunity set across markets for investors to actively monetize. We have positioned the Fund to seek to take advantage of these dislocations and changes across asset classes with a key balance to potential outcomes as policy flows through markets to the economy.

2

Thank you for your trust and commitment through investment.

Sincerely,

Andrew Dassori

Founding Partner & Chief Investment Officer

Wavelength Capital Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.wavelengthfunds.com or call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Wavelength Interest Rate Neutral Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of May 31, 2018, please see the Schedule of Investments section of the Annual Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

WAVELENGTH FUND
PORTFOLIO INFORMATION
November 30, 2023 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Equity Holdings

% of Net
Security Description	Assets
Invesco Senior Loan ETF	13.7%
Vanguard Short-Term Inflation-Protected Securities ETF	12.2%
SPDR Bloomberg Short Term High Yield Bond ETF	10.7%
Vanguard Mortgage-Backed Securities ETF	10.2%
iShares TIPS Bond ETF	8.4%
iShares National Muni Bond ETF	8.0%
iShares Broad USD High Yield Corporate Bond ETF	7.5%
VanEck Emerging Markets High Yield Bond ETF	6.5%
Vanguard Emerging Markets Government Bond ETF	4.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.1%

4

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)
EXCHANGE-TRADED FUNDS — 91.9%	Shares	Value
Emerging Markets Debt — 15.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	30,300	$2,601,861
VanEck Emerging Markets High Yield Bond ETF (a)	299,854	5,448,347
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (b)	55,041	1,369,970
Vanguard Emerging Markets Government Bond ETF	59,996	3,680,155
		13,100,333
Master Limited Partnerships — 2.1%
Global X MLP ETF	38,001	1,752,606

Real Estate Investment Trusts (REITs) — 0.6%
Vanguard Real Estate ETF	5,687	464,798

U.S. Fixed Income — 73.6%
Invesco Senior Loan ETF (a)	549,204	11,478,363
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	62,999	903,406
iShares Broad USD High Yield Corporate Bond ETF (a)	176,615	6,285,728
iShares National Muni Bond ETF (a)	62,682	6,676,887
iShares Preferred & Income Securities ETF (a)	25,168	771,651
iShares TIPS Bond ETF	67,411	7,090,963
SPDR Bloomberg Convertible Securities ETF	11,893	813,243
SPDR Bloomberg Short Term High Yield Bond ETF (a)	361,200	8,954,148
Vanguard Mortgage-Backed Securities ETF (a)	190,755	8,545,824
Vanguard Short-Term Inflation-Protected Securities ETF	215,976	10,284,777
		61,804,990

Total Exchange-Traded Funds (Cost $80,901,200)		$77,122,727

5

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.5%	Shares	Value
DWS Government Money Market Series- Institutional Class, 5.44% (c)	1,152,082	$1,152,082
Fidelity Institutional Money Market Government Portfolio-Class I, 5.24% (c)	1,152,079	1,152,079
Goldman Sachs Financial Square Treasury Obligations Fund- Institutional Class, 5.34% (c)	1,160,660	1,160,660
Invesco Treasury Portfolio - Institutional Class, 5.28% (c)	1,143,502	1,143,502
Total Money Market Funds (Cost $4,608,323)		$4,608,323

COLLATERAL FOR SECURITIES LOANED — 33.4%
First American Government Obligations Fund - Class X, 5.21% (Cost $28,032,046)(c)(d)	28,032,046	$28,032,046

Investments at Value — 130.8% (Cost $113,541,569)		$109,763,096

Liabilities in Excess of Other Assets — (30.8%)		(25,813,606)

Net Assets — 100.0%		$83,949,490

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of November 30, 2023 was $27,289,494 (Note 6).

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of November 30, 2023.

(d)	This security was purchased with cash collateral held from securities on loan (Note 6).

See accompanying notes to financial statements.

6

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
November 30, 2023 (Unaudited)
		Expiration	Notional	Value/Unrealized
FUTURES CONTRACTS	Contracts	Date	Value	Appreciation
Commodities Futures
E-Mini Gold Future	22	1/30/2024	$2,262,920	$28,197

Index Futures
E-Mini Dow CBOT DJIA Future	8	12/18/2023	1,440,400	37,252
E-Mini S&P 500 Future	7	12/18/2023	1,601,862	16,722
MSCI Emerging Markets Future	39	12/18/2023	1,924,845	64,814
Total Index Futures			4,967,107	118,788

Treasury Futures
10-Year U.S. Treasury Note Future	35	3/20/2024	3,842,891	2,364
2-Year U.S. Treasury Note Future	60	3/29/2024	12,267,656	29,260
5-Year U.S. Treasury Note Future	75	3/29/2024	8,013,867	24,027
U.S. Treasury Long Bond Future	19	3/20/2024	2,212,313	3,936
Total Futures			26,336,727	59,587

Total Futures Contracts			$33,566,754	$206,572

The average monthly notional value of futures contracts during the six months ended November 30, 2023 was $33,059,887.

See accompanying notes to financial statements.

7

WAVELENGTH FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$113,541,569
At value* (Note 2)	$109,763,096
Margin deposits for futures contracts (Note 2)	1,947,634
Variation margin receivable (Notes 2 and 5)	29,265
Receivable for capital shares sold	30,557
Receivable for investment securities sold	841,663
Dividends and interest receivable	48,064
Other assets	24,375
Total assets	112,684,654

LIABILITIES
Variation margin payable (Notes 2 and 5)	101,991
Payable for return of collateral received for securities on loan	28,032,046
Payable for capital shares redeemed	185,183
Payable for investment securities purchased	350,912
Payable to Adviser (Note 4)	49,347
Payable to administrator (Note 4)	5,187
Other accrued expenses	10,498
Total liabilities	28,735,164

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—
NET ASSETS	$83,949,490

NET ASSETS CONSIST OF:
Paid-in capital	$107,326,687
Accumulated deficit	(23,377,197)
NET ASSETS	$83,949,490

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,993,110

Net asset value, offering price and redemption price per share (Note 2)	$9.33

* Includes value of securities on loan (Note 6)	$27,289,494

See accompanying notes to financial statements.

8

WAVELENGTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2023 (Unaudited)
INVESTMENT INCOME
Dividends	$2,641,959
Securities lending income (Note 6)	194,328
Interest	11,288
Total investment income	2,847,575

EXPENSES
Management fees (Note 4)	468,239
Administration fees (Note 4)	78,170
Fund accounting fees (Note 4)	22,298
Legal fees	16,184
Registration and filing fees	16,066
Transfer agent fees (Note 4)	13,552
Networking fees	12,227
Trustees’ fees and expenses (Note 4)	9,873
Audit and tax services fees	8,965
Custody and bank service fees	8,210
Compliance fees (Note 4)	6,135
Shareholder reporting expense	5,223
Postage and supplies	2,863
Insurance expense	1,779
Other expenses	4,976
Total expenses	649,760
Less fee reductions by the Adviser (Note 4)	(136,806)
Less fee waivers by the administrator (Note 4)	(25,000)
Net expenses	487,954

NET INVESTMENT INCOME	2,359,621

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized losses from:
Investments	(4,379,166)
Futures contracts (Note 5)	(857,205)
Net change in unrealized appreciation (depreciation) on:
Investments	4,175,741
Futures contracts (Note 5)	239,798
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FUTURES CONTRACTS	(820,832)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,538,789

See accompanying notes to financial statements.

9

WAVELENGTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	November 30,	Ended
	2023	May 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$2,359,621	$5,105,890
Net realized gains (losses) from:
Investments	(4,379,166)	(6,897,308)
Futures contracts (Note 5)	(857,205)	(2,418,561)
Long-term capital gain distributions from regulated investment companies	—	16,958
Net change in unrealized appreciation (depreciation) on:
Investments	4,175,741	(141,690)
Futures contracts (Note 5)	239,798	243,776
Net increase (decrease) in net assets resulting from operations	1,538,789	(4,090,935)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,351,890)	(5,119,784)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,810,540	36,472,949
Net asset value of shares issued in reinvestment of distributions to shareholders	1,475,463	3,314,082
Payments for shares redeemed	(34,110,768)	(80,974,168)
Net decrease in net assets from capital share transactions	(24,824,765)	(41,187,137)

TOTAL DECREASE IN NET ASSETS	(25,637,866)	(50,397,856)

NET ASSETS
Beginning of period	109,587,356	159,985,212
End of period	$83,949,490	$109,587,356

CAPITAL SHARE ACTIVITY
Shares sold	836,429	3,854,543
Shares issued in reinvestment of distributions to shareholders	160,524	354,175
Shares redeemed	(3,702,784)	(8,545,591)
Net decrease in shares outstanding	(2,705,831)	(4,336,873)
Shares outstanding at beginning of period	11,698,941	16,035,814
Shares outstanding at end of period	8,993,110	11,698,941

See accompanying notes to financial statements.

10

WAVELENGTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year	Year
	Nov. 30,		Ended		Ended	Ended	Ended	Ended
	2023		May 31,		May 31,	May 31,	May 31,	May 31,
	(Unaudited)		2023		2022	2021	2020	2019
Net asset value at beginning of period	$9.37		$9.98		$10.99	$10.35	$10.26	$9.97
Income (loss) from investment operations:
Net investment income (a)	0.22		0.41		0.19	0.11	0.22	0.27
Net realized and unrealized gains (losses) on investments and futures contracts	(0.04)		(0.63)		(0.88)	0.75	0.38	0.28
Total from investment operations	0.18		(0.22)		(0.69)	0.86	0.60	0.55
Less distributions from:
Net investment income	(0.22)		(0.39)		(0.16)	(0.10)	(0.23)	(0.26)
Net realized gains	—		—		(0.16)	(0.12)	(0.28)	—
Total distributions	(0.22)		(0.39)		(0.32)	(0.22)	(0.51)	(0.26)
Net asset value at end of period	$9.33		$9.37		$9.98	$10.99	$10.35	$10.26
Total return (b)	1.94	% (c)	(2.12	%) (d)	(6.53%)	8.39%	5.92%	5.68%
Net assets at end of period (000’s)	$83,949		$109,587		$159,985	$155,862	$81,773	$53,268
Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.32	% (f)	1.30%		1.22%	1.25%	1.34%	1.41%
Ratio of net expenses to average net assets (e)(g)	0.99	% (f)	0.99	%(h)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (a)(e)(g)	4.79	% (f)	3.88	%(h)	1.72%	1.02%	2.07%	2.65%
Portfolio turnover rate	24	% (c)	44%		18%	12%	52%	20%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses for all periods.

(c)	Not annualized.

(d)	During the year ended May 31, 2023, the Adviser has voluntarily refunded to the Fund all management fees paid in the amount of $289,118 for changes concerning the corporate ownership structure of the Adviser for the period from May 14, 2021 until August 12, 2021, which otherwise would have reduced the total return by 0.21% (Note 4).

(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Ratio was determined after management fee reductions and/or expense reimbursements as well as administration waivers for the period ended November 30, 2023 (Note 4).

(h)	Ratio excludes the voluntary refund from the Adviser in the amount of $289,118, otherwise the net expenses and the net investment income to average net assets would have been 0.76% and 4.11%, respectively (Note 4).

See accompanying notes to financial statements.

11

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited)

1. Organization

Wavelength Fund (formerly, Wavelength Interest Rate Neutral Fund) (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek total return.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC (the “Adviser”), as the Fund’s valuation designee, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value determined by the valuation designee, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to the Rule 2a-5 under the 1940 Act. Under these procedures, the

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WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$77,122,727	$—	$—	$77,122,727
Money Market Funds	4,608,323	—	—	4,608,323
Collateral for Securities Loaned*	—	—	—	28,032,046
Total	$81,731,050	$—	$—	$109,763,0960
Other Financial Instruments
Futures Contracts	$206,572	$—	$—	$206,572
Total	$206,572	$—	$—	$206,572

*	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statement of Assets and Liabilities.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2023. Other Financial Instruments are future contracts which are valued at the unrealized appreciation (depreciation) as of November 30, 2023.

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WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Cash account – The Fund’s cash is held in a bank account with balances which, at times, may exceed United States federally insured limits by the Federal Deposit Insurance Corporation (“FDIC”). Cash held with a Broker, if any, is not FDIC insured. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2023 and May 31, 2023 was as follows:

Period	Ordinary	Tax-Exempt	Long-Term	Total
Ended	Income	Distributions	Capital Gains	Distributions
11/30/2023	$2,351,890	$—	$—	$2,351,890
5/31/2023	$4,915,777	$204,007	$—	$5,119,784

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

14

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2023:

Tax cost of investments	$118,955,951
Gross unrealized appreciation	$47,290
Gross unrealized depreciation	(10,566,039)
Net unrealized depreciation	(10,518,749)
Undistributed ordinary income	757,754
Accumulated capital and other losses	(12,803,101)
Total accumulated deficit	$(22,564,096)

As of May 31, 2023, the Fund had short-term capital loss carryforwards and long-term capital loss carryforwards (“CLCF”) of $3,152,110 and $9,650,991, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The federal tax cost, unrealized appreciation (depreciation) as of November 30, 2023 is as follows:

Tax cost of investments	$109,763,096
Gross unrealized appreciation	$255,507
Gross unrealized depreciation	(7,810,332)
Net unrealized depreciation	$(7,554,825)

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WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The value of the federal income tax cost of investments may temporarily differ from the financial statement cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales, the tax treatment of realized and unrealized gains and losses on futures contracts and adjustments to basis on publicly traded partnerships.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2023, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended November 30, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $20,551,506 and $33,717,928, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to a new Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until October 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

Accordingly, under the ELA, the Adviser, reduced its management fees in the amount of $136,806 during the six months ended November 30, 2023.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid

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WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

were incurred. As of November 30, 2023, the Adviser may seek recoupment of management fee reductions and expense reimbursements in the amount of $1,101,700 no later than the dates as stated below:

May 31, 2024	May 31, 2025	May 31, 2026	November 30, 2026	Total
$167,580	$415,183	$382,131	$136,806	$1,101,700

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. During the six months ended November 30, 2023, Ultimus voluntarily waived fees in the amount of $25,000. These voluntary waivers are not subject to recoupment by Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, except for the Board Chairperson who receives a $1,700 annual retainer from the Fund and the Audit Committee Chairperson who receives a $1,500 annual retainer from the Fund, paid in quarterly installments. Each Independent Trustee also receives from the Fund a fee of $550 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2023, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
National Financial Services, LLC (for the benefit of its customers)	44%
Charles Schwab & Co., Inc. (for the benefit of its customers)	28%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

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WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of November 30, 2023 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following table sets forth the values of variation margin of the Fund as of November 30, 2023:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$—	$(13,390)	$(13,390)
Index	29,265	(137)	29,128
Treasury	—	(88,464)	(88,464)
Total	$29,265	$(101,991)	$(72,726)

The Fund’s transactions in derivative instruments during the six months ended November 30, 2023 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized losses from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized losses and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the six months ended November 30, 2023:

		Net Change
	Net	in Unrealized
	Realized Gains	Appreciation
Type of Derivative and Risk	(Losses)	(Depreciation)
Futures contracts
Commodity	$(60,450)	$41,806
Index	190,520	191,311
Treasury	(987,275)	6,681
Total	$(857,205)	$239,798

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WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of November 30, 2023, the offsetting of financial assets and derivative assets is as follows:

Gross
	Gross	Amounts of
	Amounts of	Recognized
	Recognized	Liabilities		Net
	Assets not	not		Amounts
	Offset on	Offset on		Presented on
	Statement of	Statement of	Derivatives	Statement of
	Assets and	Assets and	Available for	Assets and	Collateral
Description	Liabilities	Liabilities	Offset	Liabilities	Pledged	Net Amount
Variation margin receivable - futures contracts	$29,265	$—	$(29,265)	$—	$—	$—
Variation margin payable - futures contracts	—	(101,991)	29,265	(72,726)	—	(72,726)
Total subject to a master netting or similar arrangement	$29,265	$(101,991)	$—	$(72,726)	$—	$(72,726)

6. Securities Lending

Under the terms of the Securities Lending Agreement (the “SLA”) with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The SLA provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into an SLA with U.S. Bank that provides the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations

19

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

under such agreements and liquidate and set off collateral against the net amount owed to the Fund. The Fund’s collateral was invested in a money market fund. As of November 30, 2023, the fair value of securities on loan and the collateral held were $27,289,494 and $28,032,046, respectively.

7. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2023, the Fund had 91.9% of the value of its net assets invested in ETFs.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

WAVELENGTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 29, 2023, the Fund paid an ordinary income dividend of $0.1665 per share to the shareholders of record on December 28, 2023.

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WAVELENGTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2023) and held until the end of the period (November 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it charge a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

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WAVELENGTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	June 1, 2023	November 30, 2023	Period*
Based on Actual Fund Return	$1,000.00	$1,019.40	$5.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.10	$5.01

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at www.sec.gov. The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.wavelengthcapital.com.

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WAVELENGTH FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator Committee, comprising of the Fund’s Adviser and certain Trust officers, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The annual written report assessing the Program (the “Report”) was presented to the Board at the October 16-17, 2023 Board meeting and covered the period from June 1, 2022 to May 31, 2023 (the “Review Period”).

During the Review Period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and the Program has been effectively implemented.

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WAVELENGTH FUND
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Semi-Annual Report – Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund’s Investment Advisory Agreement with Wavelength Capital Management, LLC (the “Adviser” or “Wavelength”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 12 and 16-17, 2023, at which all of the Trustees were present.

Prior to the Board meeting, Wavelength provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by Wavelength, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by Wavelength from Wavelength’s relationship with the Fund, (4) the financial condition of Wavelength, (5) the fall out benefits derived by Wavelength from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of Wavelength’s services also took into consideration their knowledge gained through presentations and reports from Wavelength over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Wavelength, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Wavelength, the Board took into account its familiarity with Wavelength’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Wavelength’s compliance policies and procedures based on discussion with Wavelength and the CCO. The quality of administrative and other services, including Wavelength’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board also considered the Wavelength’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Wavelength including, without limitation, Wavelength’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Wavelength’s portfolio manager who is responsible for the day-to day management of the Fund’s portfolio, as well as the qualifications of other individuals at Wavelength who provide services to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Wavelength under the Advisory Agreement.

25

WAVELENGTH FUND
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board noted that the 0.95% advisory fee for the Fund was above the median and the average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was higher than the average and median expense ratio for the other funds in the Fund’s custom peer group. It also noted that the Fund’s advisory fee rate and net expense ratio was in the third quartile. The Board considered Wavelength’s commitment to limit the Fund’s expenses under the expense limitation agreement (“ELA”) until at least October 1, 2025. The Board also considered that the Fund was priced as an alternative to an investment in a hedge fund, according to Wavelength.

The Board also noted that there were no comparable or other accounts managed by Wavelength.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2023, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that, although the Fund had underperformed its peers for the one-year period, its performance for the three- and five-year periods were at or above the median. The Board further noted Wavelength’s response in the 15(c) request for information that stated that while the peer funds in the Broadridge report had similar characteristics to the Fund, they were materially different from the Fund with respect to investment approach. The Board also took into account current market conditions and their effect on the Fund’s performance as described by Wavelength.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Wavelength limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Wavelength’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

26

WAVELENGTH FUND
DISCLOSURE REGARDING APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Continued)

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Wavelength and the direct and indirect benefits derived by Wavelength and its affiliates from their relationship with the Fund. The information considered by the Board included operating profit margin information for Wavelength’s business as a whole. The Board considered Wavelength’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Wavelength’s relationship with the Fund both before and after-tax expenses, and also considered whether Wavelength has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Wavelength derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Wavelength should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Wavelength’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Wavelength demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Wavelength maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Funds from Wavelength and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

27

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES WAVELENGTH FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-896-9292

28

Who we are
Who is providing this notice?	Wavelength Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Wavelength Capital Management LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

29

WAVELENGTH-SAR-23

(b). Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President

Date		January 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, Principal Executive Officer

Date	January 29, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	January 29, 2024

* Print the name and title of each signing officer under his or her signature.